UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Floating Rate High Income Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Bond Issuers as of April 30, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Group LLC	2.3
Asurion LLC	1.5
Caesars Resort Collection LLC	1.4
Intelsat Jackson Holdings SA	1.3
Athenahealth Group, Inc.	1.2
Fertitta Entertainment LLC NV	1.0
HUB International Ltd.	0.9
TransDigm, Inc.	0.9
Seattle Spinco, Inc.	0.9
Peraton Corp.	0.7
12.1

Top Five Market Sectors as of April 30, 2022

% of fund's net assets
Technology	16.3
Services	8.3
Healthcare	6.5
Telecommunications	5.5
Gaming	5.2

Quality Diversification (% of fund's net assets)

As of April 30, 2022
AAA,AA,A	0.1%
BBB	1.9%
BB	24.5%
B	56.2%
CCC,CC,C	2.8%
Not Rated	7.7%
Equities	1.5%
Short-Term Investments and Net Other Assets	5.3%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Bank Loan Obligations	90.4%
Nonconvertible Bonds	2.8%
Convertible Bonds, Preferred Stocks	0.2%
Common Stocks	1.1%
Other	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments - 9.6%

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 90.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (a)(b)(c)	$13,918	$13,175
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (a)(b)(c)	4,299	4,275
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.01% 6/19/26 (a)(b)(c)	2,616	2,537
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.0137% 5/30/25 (a)(b)(c)	23,953	23,492
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.0137% 12/9/25 (a)(b)(c)	26,118	25,595
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.0137% 8/22/24 (a)(b)(c)	41,240	40,569
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (a)(b)(c)	21,804	20,540
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	5,665	5,318

TOTAL AEROSPACE		135,501

Air Transportation - 1.3%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8127% 4/20/28 (a)(b)(c)	25,085	25,510
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (a)(b)(c)	22,500	22,247
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/8/26(a)(b)(c)	10,478	10,258
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/4/26 (a)(b)(c)	5,633	5,515
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	27,230	28,217
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (a)(b)(c)	20,000	20,642
STG Logistics, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 6.000% 4/28/28 (b)(c)(d)(e)	12,435	12,280
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (a)(b)(c)	41,149	40,761
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/11/26 (a)(b)(c)	17,373	16,772

TOTAL AIR TRANSPORTATION		182,202

Automotive & Auto Parts - 1.8%
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 4/8/28 (a)(b)(c)	5,672	5,624
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.3004% 3/5/28 (a)(b)(c)	30,506	28,376
Avis Budget Car Rental LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.3004% 3/16/29 (a)(b)(c)	17,220	17,166
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 4/30/26 (a)(b)(c)	10,905	10,718
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.2511% 6/3/28 (a)(b)(c)	41,951	39,382
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (a)(b)(c)(e)	13,180	13,015
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (a)(b)(c)	19,893	19,586
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 12/16/25 (a)(b)(c)	17,908	16,469
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7579% 12/17/28 (a)(b)(c)	26,967	26,529
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.9889% 1/26/29 (a)(b)(c)	20,140	19,788
Rough Country LLC:
2LN, term loan 1 month U.S. LIBOR + 6.500% 7.506% 7/28/29 (a)(b)(c)	6,095	5,897
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 7/28/28 (a)(b)(c)	15,301	14,868
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 1/29/28 (a)(b)(c)	24,728	23,034

TOTAL AUTOMOTIVE & AUTO PARTS		240,452

Banks & Thrifts - 0.8%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.3148% 2/27/28 (a)(b)(c)	36,118	35,808
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	12,758	12,708
LHS Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.5504% 2/18/29 (a)(b)(c)	29,565	28,382
Novae LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.8011% 12/22/28 (a)(b)(c)	9,473	9,319
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.9193% 12/22/28 (a)(b)(c)	2,707	2,663
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9997% 5/30/25 (a)(b)(c)	10,490	10,368
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 12/1/28 (a)(b)(c)	6,564	6,519
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 2.75% 12/16/28 (a)(b)(c)	6,758	6,724

TOTAL BANKS & THRIFTS		112,491

Broadcasting - 2.2%
AppLovin Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.7637% 10/25/28 (a)(b)(c)	14,698	14,591
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 8/15/25 (a)(b)(c)	39,319	39,150
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (a)(b)(c)	8,640	8,768
2LN, term loan 3 month U.S. LIBOR + 3.250% 3.6555% 8/24/26 (a)(b)(c)	71,630	23,728
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 12/1/28 (a)(b)(c)	42,980	42,514
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 3.2487% 11/17/24 (a)(b)(c)	10,461	10,219
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.4551% 12/1/28 (a)(b)(c)	14,571	14,458
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.9551% 9/19/26 (a)(b)(c)	35,312	34,964
Sinclair Television Group, Inc.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.27% 9/30/26 (a)(b)(c)	5,287	5,089
3 month U.S. LIBOR + 3.000% 3.77% 4/1/28 (a)(b)(c)	2,978	2,867
Tranche B4 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.750% 4.4211% 4/21/29 (a)(b)(c)	25,800	24,962
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (a)(b)(c)	11,742	11,663
Univision Communications, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4.0137% 3/24/26 (a)(b)(c)	16,204	16,053
1 month U.S. LIBOR + 3.250% 4.0137% 1/31/29 (a)(b)(c)	40,530	39,973
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 3/15/24 (a)(b)(c)	4,528	4,508

TOTAL BROADCASTING		293,507

Building Materials - 2.8%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (a)(b)(c)	29,189	24,227
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 3.5137% 1/3/29 (a)(b)(c)	12,635	12,575
3 month U.S. LIBOR + 2.500% 3.2637% 10/1/26 (a)(b)(c)	16,098	15,988
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.0137% 5/19/28 (a)(b)(c)	17,309	17,093
Core & Main LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.5678% 7/27/28 (a)(b)(c)	18,629	18,295
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 12/22/28 (a)(b)(c)	8,021	7,885
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (b)(c)(f)	1,659	1,631
Foley Products Co. LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.5511% 12/29/28 (a)(b)(c)	11,915	11,736
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/25/29 (a)(b)(c)	82,340	78,244
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 2/28/27 (a)(b)(c)	17,831	17,588
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.0137% 12/14/28 (a)(b)(c)	8,100	8,071
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.500% 4/29/29 (b)(c)(d)	34,210	32,756
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.0504% 4/1/29 (a)(b)(c)	15,415	15,184
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.3041% 10/15/28 (a)(b)(c)	9,130	8,645
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4.0187% 6/4/28 (a)(b)(c)	41,294	39,745
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 6/2/28 (a)(b)(c)	11,526	11,094
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (a)(b)(c)	22,232	22,159
Traverse Midstream Partners Ll Tranche B, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.9369% 9/27/24 (a)(b)(c)	10,656	10,611
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 5/7/28 (a)(b)(c)	11,487	11,352
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4504% 10/19/27 (a)(b)(c)	9,850	9,607

TOTAL BUILDING MATERIALS		374,486

Cable/Satellite TV - 2.1%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.52% 2/1/27 (a)(b)(c)	96,055	94,794
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.8041% 1/31/28 (a)(b)(c)	36,425	35,617
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5541% 10/15/29 (a)(b)(c)	4,745	4,691
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 3.0541% 4/15/27 (a)(b)(c)	22,360	21,899
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.8041% 1/15/26 (a)(b)(c)	26,577	26,045
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.7637% 8/2/27 (a)(b)(c)	48,633	48,385
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.3041% 9/25/28 (a)(b)(c)	7,670	7,644
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.8041% 7/17/25 (a)(b)(c)	22,940	22,464
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 3.0541% 1/31/28 (a)(b)(c)	21,915	21,591

TOTAL CABLE/SATELLITE TV		283,130

Capital Goods - 0.9%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (b)(c)(d)	18,495	18,106
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.8125% 5/14/28 (a)(b)(c)	5,135	5,065
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.7051% 11/15/26 (a)(b)(c)	2,917	2,887
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9551% 11/15/25 (a)(b)(c)	7,583	7,504
Doosan Bobcat Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.500% 3.1399% 4/20/29 (a)(b)(c)	9,485	9,452
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 3.2669% 1/24/29 (a)(b)(c)	41,440	41,026
Harsco Corp. Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.125% 3/10/28 (a)(b)(c)	5,955	5,791
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7637% 9/20/26 (a)(b)(c)	3,644	3,627
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7638% 2/12/28 (a)(b)(c)	7,920	7,880
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.2974% 5/12/28 (a)(b)(c)	13,056	12,925
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (a)(b)(c)(e)	3,957	3,799
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0187% 7/31/27 (a)(b)(c)	9,518	9,417

TOTAL CAPITAL GOODS		127,479

Chemicals - 3.2%
Alpha 3 BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2637% 3/18/28 (a)(b)(c)	5,955	5,900
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 9/30/28 (a)(b)(c)	19,015	18,464
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 7.7637% 9/22/29 (a)(b)(c)	3,385	3,283
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28(a)(b)(c)(f)	2,783	2,702
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (a)(b)(c)	12,310	12,187
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/24/27 (a)(b)(c)	14,652	14,456
Bakelite U.S. Holding Ltd. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 2/2/29 (b)(c)(d)	15,500	15,151
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 5/17/28 (a)(b)(c)	10,784	10,642
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (a)(b)(c)(e)	11,692	11,429
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (a)(b)(c)	10,871	10,508
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4574% 1/31/26 (a)(b)(c)	13,162	13,127
GEON Performance Solutions LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5137% 8/18/28 (a)(b)(c)	4,084	4,062
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.756% 6/24/28 (a)(b)(c)	18,589	18,078
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 7/3/28 (a)(b)(c)	13,618	13,197
Hexion Holdings Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.500% 5.0219% 3/15/29 (a)(b)(c)	40,550	39,063
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 12/29/27 (a)(b)(c)	8,757	8,275
INEOS U.S. Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 11/4/28 (b)(c)(d)	13,495	13,390
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 1/20/26 (a)(b)(c)	29,835	29,475
Kraton Polymers U.S. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.9896% 3/15/29 (a)(b)(c)	16,945	16,807
LSF11 Skyscraper HoldCo SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 9/30/27 (a)(b)(c)	11,682	11,566
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.5% 12/1/26 (a)(b)(c)(e)	13,302	12,836
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.506% 3/1/26 (a)(b)(c)	11,738	11,619
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.8125% 11/9/28 (a)(b)(c)	20,803	20,371
CME TERM SOFR 1 MONTH INDEX + 4.500% 5.2975% 11/9/28 (a)(b)(c)	12,545	12,357
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/11/24 (a)(b)(c)	17,142	17,004
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 10/1/25 (a)(b)(c)	37,241	36,667
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.52% 4/3/25 (a)(b)(c)	11,178	10,922
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 5/3/28 (a)(b)(c)	15,046	14,836
Valcour Packaging LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.2199% 10/4/28 (a)(b)(c)	3,555	3,493
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 9/22/28 (a)(b)(c)	17,671	17,498

TOTAL CHEMICALS		429,365

Consumer Products - 2.4%
19Th Holdings Golf LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 2/7/29 (a)(b)(c)(e)	27,380	26,901
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.7637% 6/11/26 (a)(b)(c)	9,756	9,619
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.7637% 6/11/26 (a)(b)(c)	14,983	14,777
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.7637% 5/23/27 (a)(b)(c)	12,545	12,312
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/8/27 (a)(b)(c)	21,270	21,018
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 5/17/28 (a)(b)(c)	16,621	16,256
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.989% 9/29/28(a)(b)(c)	16,838	16,222
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.9375% 12/16/27 (a)(b)(c)	8,888	8,788
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/6/28 (a)(b)(c)	1,550	1,527
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.2534% 12/21/25 (a)(b)(c)	18,663	18,512
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (a)(b)(c)	28,383	26,329
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (a)(b)(c)	24,611	23,473
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (a)(b)(c)	46,818	42,589
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 3/4/28 (a)(b)(c)	14,850	14,691
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.5541% 6/16/25 (a)(b)(c)	15,779	9,408
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.2637% 10/20/28 (a)(b)(c)	12,862	12,026
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5625% 8/5/28 (a)(b)(c)	16,000	15,600
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 6/29/28 (a)(b)(c)	9,252	8,769
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.4972% 6/29/28 (a)(b)(c)(f)	1,220	1,156
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (a)(b)(c)	13,882	13,691
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6779% 12/21/27 (a)(b)(c)	11,608	11,511
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.1779% 12/21/28 (a)(b)(c)	2,135	2,112

TOTAL CONSUMER PRODUCTS		327,287

Containers - 1.7%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 3/3/28 (a)(b)(c)	24,614	24,064
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.2808% 3/11/28 (a)(b)(c)	12,995	12,827
3 month U.S. LIBOR + 3.250% 3.7964% 3/11/28 (a)(b)(c)	21,285	20,935
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2381% 7/1/26 (a)(b)(c)	32,835	32,296
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.7051% 4/3/24 (a)(b)(c)	4,927	4,825
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5137% 12/21/26 (a)(b)(c)	5,880	5,818
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 12/1/27 (a)(b)(c)	11,899	11,829
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7637% 8/4/27 (a)(b)(c)	18,670	18,263
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (a)(b)(c)	8,935	7,937
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	13,274	13,131
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.7637% 8/1/26 (a)(b)(c)	1,990	1,950
3 month U.S. LIBOR + 4.000% 4.7637% 7/31/26 (a)(b)(c)	9,775	9,575
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (a)(b)(c)	1,291	1,275
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5514% 11/18/25 (a)(b)(c)	4,982	4,898
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 1/30/27 (a)(b)(c)	18,649	18,339
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4.2637% 9/24/28 (a)(b)(c)	10,661	10,386
3 month U.S. LIBOR + 3.250% 4.0137% 2/5/26 (a)(b)(c)	17,775	17,264
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2693% 8/12/28 (a)(b)(c)	14,274	14,163
Trident Holdings, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 4.7637% 9/18/28 (a)(b)(c)	4,301	4,244
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.4789% 9/15/28 (a)(b)(c)(f)	612	603

TOTAL CONTAINERS		234,622

Diversified Financial Services - 2.3%
ACNR Holdings, Inc. term loan 17% 9/16/25 (a)(c)(e)	13,315	13,681
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (a)(b)(c)	14,741	14,572
Armor Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.203% 12/10/28 (a)(b)(c)	10,534	10,485
Asp Resins Merger Sub, Inc. 2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 8.0103% 2/9/30 (a)(b)(c)	8,290	7,896
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/1/25 (a)(b)(c)	15,674	14,561
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (a)(b)(c)	6,156	5,804
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.5% 10/31/26 (a)(b)(c)	7,615	7,534
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 1/27/27 (a)(b)(c)	6,612	6,518
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 7/12/28 (a)(b)(c)	6,842	6,767
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2637% 6/27/25 (a)(b)(c)	2,457	2,440
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 4/30/28 (a)(b)(c)	17,798	17,451
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.11% 8/9/25 (a)(b)(c)	19,219	18,662
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.2637% 6/24/28 (a)(b)(c)	14,125	14,019
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.7637% 7/3/24 (a)(b)(c)	7,575	7,524
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 9/24/27 (a)(b)(c)	8,779	8,697
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2884% 3/1/25 (a)(b)(c)	18,463	18,250
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0983% 4/21/28 (a)(b)(c)	13,450	13,249
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/1/27 (a)(b)(c)(e)	5,671	5,600
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 6.75% 11/5/29 (a)(b)(c)	14,420	14,226
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 11/8/26 (a)(b)(c)	13,452	13,328
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.5137% 6/10/28 (a)(b)(c)	6,886	6,632
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	5,487	5,432
TransUnion LLC:
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 11/16/26 (a)(b)(c)	23,376	23,034
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.0137% 12/1/28 (a)(b)(c)	17,369	17,176
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (a)(b)(c)	10,065	9,909
WH Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6% 2/9/27 (a)(b)(c)	23,115	22,653

TOTAL DIVERSIFIED FINANCIAL SERVICES		306,100

Diversified Media - 1.1%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.2637% 10/28/27 (a)(b)(c)	29,545	29,058
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.3011% 2/10/27 (a)(b)(c)	40,965	40,545
Oceankey (U.S.) Ii Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 12/15/28 (a)(b)(c)	6,680	6,591
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 12/17/26 (a)(b)(c)	70,518	69,435

TOTAL DIVERSIFIED MEDIA		145,629

Energy - 3.1%
Aip Rd Buyer Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.75% 12/22/28 (a)(b)(c)	9,305	9,208
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (a)(b)(c)	14,958	14,790
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (a)(b)(c)	30,399	29,449
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.2074% 11/3/25 (a)(b)(c)	19,567	19,497
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	24,398	24,318
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.6247% 5/21/25 (a)(b)(c)	2,327	2,310
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 3/17/28 (a)(b)(c)(e)	7,424	7,350
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	5,475	5,482
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	11,963	11,829
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (a)(b)(c)	24,846	24,744
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 6/4/28 (a)(b)(c)	74,035	73,757
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 5.006% 2/6/25 (a)(b)(c)	26,410	25,815
3 month U.S. LIBOR + 4.250% 5.256% 3/10/26 (a)(b)(c)	10,341	10,114
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.006% 2/6/25 (a)(b)(c)	4,799	4,691
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.51% 3/1/26 (a)(b)(c)	15,430	13,274
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.4997% 8/27/28 (a)(b)(c)(e)	17,067	16,641
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.506% 9/29/28 (a)(b)(c)	40,767	40,605
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.0137% 7/18/25 (a)(b)(c)	30,775	29,954
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.756% 3/25/28 (a)(b)(c)	14,535	14,357
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.5137% 7/30/28 (a)(b)(c)	20,507	20,230
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 11/14/25 (a)(b)(c)	11,724	11,563
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.0137% 1/23/27 (a)(b)(c)	2,701	2,691
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	6,952	6,712

TOTAL ENERGY		419,381

Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.2637% 9/1/27 (a)(b)(c)	16,661	16,564
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.2637% 9/1/27 (a)(b)(c)	23,845	23,726
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2637% 1/23/25 (a)(b)(c)	1,505	1,469

TOTAL ENTERTAINMENT/FILM		41,759

Environmental - 0.7%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.7637% 10/8/28 (a)(b)(c)	13,626	13,565
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.2637% 11/30/28 (a)(b)(c)	15,559	15,472
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.2637% 11/30/28 (a)(b)(c)	1,166	1,159
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (a)(b)(c)	35,188	34,088
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 4/14/29 (a)(b)(c)	18,787	18,521
TRC Companies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 11/17/28 (a)(b)(c)	14,535	14,362
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.3125% 4/1/28 (a)(b)(c)	4,744	4,711

TOTAL ENVIRONMENTAL		101,878

Food & Drug Retail - 0.9%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 10/1/25 (a)(b)(c)	4,612	4,030
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.0137% 1/29/27 (a)(b)(c)	22,047	21,496
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 10/22/25 (a)(b)(c)	2,569	2,550
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8044% 5/1/26 (a)(b)(c)	38,517	38,358
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7389% 11/20/25 (a)(b)(c)	21,732	18,146
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7746% 4/13/28 (a)(b)(c)(e)	19,376	19,230
Primary Products Finance LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.6509% 4/1/29 (a)(b)(c)	21,055	20,939

TOTAL FOOD & DRUG RETAIL		124,749

Food/Beverage/Tobacco - 1.2%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.2074% 10/1/26 (a)(b)(c)	2,240	2,012
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 10/1/25 (a)(b)(c)	4,434	3,813
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.0011% 1/24/29 (a)(b)(c)	36,235	35,504
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 6.7511% 1/24/30 (a)(b)(c)	8,175	8,114
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (a)(b)(c)	16,750	16,398
Del Monte Foods, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 2/15/29 (b)(c)(d)	36,975	36,582
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 9/23/27 (a)(b)(c)	14,030	13,567
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 3/31/28 (a)(b)(c)	40,286	39,072
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5079% 9/13/26 (a)(b)(c)	10,568	10,400

TOTAL FOOD/BEVERAGE/TOBACCO		165,462

Gaming - 4.8%
Aristocrat International Pty Ltd. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.8127% 10/19/24 (a)(b)(c)	6,229	6,215
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (a)(b)(c)	45,870	45,411
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 12/22/24 (a)(b)(c)	129,402	128,726
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 7/20/25 (a)(b)(c)	66,322	66,036
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.77% 3/17/28 (a)(b)(c)	8,564	8,451
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 9/21/28 (a)(b)(c)	5,068	4,999
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.7004% 1/27/29 (a)(b)(c)	134,072	133,363
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.77% 10/20/24 (a)(b)(c)	41,867	41,684
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (a)(b)(c)	13,051	12,940
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.7637% 4/26/28 (a)(b)(c)	12,378	12,239
Light & Wonder, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 3.5728% 4/7/29 (a)(b)(c)	32,425	32,243
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2637% 5/29/26 (a)(b)(c)	7,534	7,473
Penn National Gaming, Inc.:
Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.750% 5/3/29 (b)(c)(d)	10,320	10,268
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.0137% 10/15/25 (a)(b)(c)	10,933	10,906
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 3/11/28 (a)(b)(c)	18,107	17,899
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.1751% 2/4/29 (a)(b)(c)	32,225	31,868
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 7/16/26 (a)(b)(c)	40,362	40,133
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.02% 2/7/27 (a)(b)(c)	37,750	37,243

TOTAL GAMING		648,097

Healthcare - 6.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.1596% 2/2/29 (a)(b)(c)	16,800	16,727
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 8/23/28 (a)(b)(c)	10,462	10,394
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.0137% 11/6/27 (a)(b)(c)	23,664	23,486
Confluent Health LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.7637% 11/30/28 (a)(b)(c)	10,860	10,765
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.0961% 11/30/28(a)(b)(c)(f)	2,335	2,315
Curia Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/30/26 (a)(b)(c)	8,630	8,572
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 12/13/26 (a)(b)(c)	36,657	36,543
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2051% 8/1/27 (a)(b)(c)	46,523	45,534
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 11/1/28 (a)(b)(c)	12,190	12,075
Embecta Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.6511% 3/31/29 (a)(b)(c)	21,157	20,892
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (a)(b)(c)	61,038	60,772
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (a)(b)(c)	3,000	2,947
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (a)(b)(c)	379	373
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.4375% 3/15/28 (a)(b)(c)	26,797	26,448
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 3.1975% 1/6/29 (a)(b)(c)	13,460	13,396
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 5/4/28 (a)(b)(c)	25,919	25,876
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 5/5/28 (a)(b)(c)	38,400	38,323
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.3041% 10/14/28 (a)(b)(c)	7,365	7,321
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.8464% 10/19/27 (a)(b)(c)	14,792	14,749
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 5.0137% 8/31/26 (a)(b)(c)	12,301	12,047
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.0137% 8/30/27 (a)(b)(c)	2,151	2,131
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 10/21/28 (a)(b)(c)	60,490	59,431
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6532% 3/2/28 (a)(b)(c)	13,570	13,016
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.76% 3/2/28 (a)(b)(c)	225	216
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5625% 6/2/28 (a)(b)(c)	48,208	47,937
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.452% 6/30/25 (a)(b)(c)	238	238
Owens & Minor, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.750% 4.4504% 3/29/29 (a)(b)(c)	10,705	10,725
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 11/30/27 (a)(b)(c)	21,349	21,216
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 3/31/27 (a)(b)(c)	30,213	29,917
Perrigo Investments LLC:
Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.500% 3.1399% 4/20/29 (a)(b)(c)	16,851	16,781
Tranche B-DD 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.500% 4/20/29 (b)(c)(f)	9,629	9,589
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (a)(b)(c)	51,795	51,390
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3125% 7/3/28 (a)(b)(c)	18,259	18,142
Project Ruby Ultimate Parent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 3/10/28 (a)(b)(c)	9,143	9,041
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.8458% 7/9/25 (a)(b)(c)	16,200	15,927
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/23/28 (a)(b)(c)	4,307	4,261
Sharp Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.006% 12/31/28 (a)(b)(c)(e)	9,295	9,179
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (a)(b)(c)	16,825	16,654
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8% 10/1/29 (a)(b)(c)	2,820	2,788
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (a)(b)(c)	20,512	20,250
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.256% 12/15/27 (a)(b)(c)	14,994	14,927
U.S. Renal Care, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 5.500% 6.5% 6/26/26 (a)(b)(c)	6,353	5,591
3 month U.S. LIBOR + 5.000% 5.5% 6/13/26 (a)(b)(c)	44,736	39,479
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.0648% 11/20/26 (a)(b)(c)	8,027	7,947
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 11/27/25 (a)(b)(c)	19,973	19,833
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 6/1/25 (a)(b)(c)	14,541	14,453

TOTAL HEALTHCARE		850,614

Homebuilders/Real Estate - 0.7%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 8/21/25 (a)(b)(c)	41,712	41,228
Fluidra Finco SL Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 2.8004% 1/27/29 (a)(b)(c)	19,731	19,523
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)(e)	4,975	5,274
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 1/30/24 (a)(b)(c)	16,448	15,170
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 1/30/24 (a)(b)(c)	928	856
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (a)(b)(c)	19,051	18,974

TOTAL HOMEBUILDERS/REAL ESTATE		101,025

Hotels - 2.3%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 2/1/26 (a)(b)(c)	3,305	3,253
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 2/1/26 (a)(b)(c)	3,697	3,527
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (a)(b)(c)	12,716	12,589
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (a)(b)(c)	10,935	10,753
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (a)(b)(c)	25,611	25,195
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (a)(b)(c)	33,459	32,879
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.7637% 11/30/23 (a)(b)(c)	33,639	33,529
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.7637% 8/2/28 (a)(b)(c)	71,015	70,647
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.4179% 6/21/26 (a)(b)(c)	21,135	20,871
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 8/31/25 (a)(b)(c)	27,581	26,915
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9.21% 6/23/26 (a)(b)(c)	7,895	7,876
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.756% 2/28/25 (a)(b)(c)	18,105	18,467
3 month U.S. LIBOR + 6.750% 7.756% 5/30/26 (a)(b)(c)	23,281	19,539
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 5/30/25 (a)(b)(c)	20,878	20,672

TOTAL HOTELS		306,712

Insurance - 4.3%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 5.0137% 2/15/27 (a)(b)(c)	12,848	12,741
3 month U.S. LIBOR + 3.500% 4.2637% 2/13/27 (a)(b)(c)	55,353	54,466
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 2/15/27 (a)(b)(c)	11,940	11,828
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 5/10/25 (a)(b)(c)	21,411	21,189
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 5/9/25 (a)(b)(c)	2,431	2,405
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0513% 11/6/27 (a)(b)(c)	34,919	34,639
AmeriLife Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.4574% 3/18/27 (a)(b)(c)	5,520	5,458
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (a)(b)(c)	2,783	2,748
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.0116% 2/19/28 (a)(b)(c)	24,348	23,889
AssuredPartners, Inc.:
1 LN, term loan 3 month U.S. LIBOR + 3.500% 4.7004% 2/13/27 (a)(b)(c)	12,340	12,155
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4.2637% 2/13/27 (a)(b)(c)	749	738
3 month U.S. LIBOR + 3.500% 4.2637% 2/13/27 (a)(b)(c)	24,242	23,898
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.120% 3.8887% 11/3/23 (a)(b)(c)	24,581	24,454
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.7637% 11/3/24 (a)(b)(c)	18,752	18,548
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 6.0137% 1/31/28 (a)(b)(c)	54,643	52,952
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 6.0137% 1/20/29 (a)(b)(c)	57,985	56,187
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 12/23/26 (a)(b)(c)	33,405	32,626
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 7/31/27 (a)(b)(c)	33,207	32,419
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3479% 4/25/25 (a)(b)(c)	54,579	54,252
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2132% 4/25/25 (a)(b)(c)	65,388	64,489
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 12/2/26 (a)(b)(c)	6,191	6,134
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 5/16/24 (a)(b)(c)	43,450	43,016

TOTAL INSURANCE		591,231

Leisure - 2.7%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 8/17/28 (a)(b)(c)	19,464	19,306
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.0137% 11/24/28 (a)(b)(c)	7,435	7,407
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.2637% 1/4/26 (a)(b)(c)	9,983	9,979
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5983% 7/21/28 (a)(b)(c)	54,562	53,027
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (a)(b)(c)	2,550	2,711
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (a)(b)(c)	26,354	20,060
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (a)(b)(c)	1,466	1,083
15.25% 5/23/24 (c)	4,149	4,797
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	69,768	69,365
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.006% 9/8/24 (a)(b)(c)	7,325	6,383
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.006% 3/8/24 (a)(b)(c)	29,378	27,742
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.2637% 5/28/28 (a)(b)(c)	16,130	15,935
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.56% 8/27/28 (a)(b)(c)	6,671	6,621
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.5% 12/14/26 (a)(b)(c)(e)	27,091	26,549
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5625% 5/12/28 (a)(b)(c)	15,796	15,503
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.8125% 8/25/28 (a)(b)(c)	19,278	18,981
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 7/6/24 (a)(b)(c)	11,058	11,037
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.2637% 12/21/25 (a)(b)(c)	15,884	14,812
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 12/30/26 (a)(b)(c)	35,077	33,926
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/27 (a)(b)(c)	3,500	3,384
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/26 (a)(b)(c)	3,585	3,621

TOTAL LEISURE		372,229

Paper - 0.9%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/4/28 (a)(b)(c)	11,037	10,685
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 4.7834% 3/30/29 (a)(b)(c)	89,450	88,209
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 3/1/28 (a)(b)(c)	15,101	14,119
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8125% 4/6/28 (a)(b)(c)	6,985	6,948

TOTAL PAPER		119,961

Publishing/Printing - 0.6%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (a)(b)(c)	19,503	19,161
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 8.756% 6/16/26 (a)(b)(c)	15,767	12,554
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.756% 11/3/23 (a)(b)(c)	1,899	1,567
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.2956% 3/13/25 (a)(b)(c)	6,215	6,124
3 month U.S. LIBOR + 8.500% 9.5216% 3/13/25 (a)(b)(c)	8,921	8,921
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.1219% 1/28/29 (a)(b)(c)	14,855	14,632
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5513% 8/29/25 (a)(b)(c)	3,890	3,870
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.2637% 7/2/29 (a)(b)(c)	2,290	2,267
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.0137% 7/8/28 (a)(b)(c)	9,137	8,940
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 1/7/28 (a)(b)(c)	8,795	8,751

TOTAL PUBLISHING/PRINTING		86,787

Railroad - 0.8%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.719% 4/6/28 (a)(b)(c)	15,766	15,424
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 3.8264% 11/23/28 (a)(b)(c)	14,450	14,044
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 10/25/28 (a)(b)(c)(e)	8,145	8,104
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.9829% 7/21/28 (a)(b)(c)	14,123	13,841
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.9829% 7/21/28 (a)(b)(c)	5,226	5,122
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.006% 12/30/26 (a)(b)(c)	20,439	20,245
Worldwide Express, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 7/22/28 (a)(b)(c)	34,287	33,287
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 8.006% 7/22/29 (a)(b)(c)	4,920	4,760

TOTAL RAILROAD		114,827

Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 11/19/26 (a)(b)(c)	11,580	11,346
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.0137% 11/22/28 (a)(b)(c)	11,057	10,889
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.3041% 3/15/28 (a)(b)(c)	13,861	13,771
Pacific Bells LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 10/20/28 (a)(b)(c)	11,365	11,180
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 4.8735% 10/12/28 (a)(b)(c)	85	83
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.0137% 3/1/26 (a)(b)(c)	12,636	12,213
Restaurant Technologies, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.9009% 3/17/29 (a)(b)(c)	6,000	5,963
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 7/21/28 (a)(b)(c)	58,862	58,166

TOTAL RESTAURANTS		123,611

Services - 8.1%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/27/24 (a)(b)(c)	14,401	14,356
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.8011% 12/20/29 (a)(b)(c)	12,280	12,157
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 12/21/28 (a)(b)(c)	17,599	17,445
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 1/31/29 (a)(b)(c)	31,293	31,019
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 12/21/28 (a)(b)(c)	4,909	4,866
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (a)(b)(c)	12,586	12,511
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 9/7/28 (a)(b)(c)(e)	9,536	9,500
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5079% 11/16/28 (a)(b)(c)	6,559	6,518
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0079% 11/16/28 (a)(b)(c)	16,708	16,489
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 5/14/28 (a)(b)(c)	40,059	38,978
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.0517% 7/9/28 (a)(b)(c)	21,274	21,019
Aramark Services, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2637% 4/6/28 (a)(b)(c)	26,696	26,391
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 3/11/25 (a)(b)(c)	875	860
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 1/15/27 (a)(b)(c)	4,663	4,573
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (a)(b)(c)	14,580	14,380
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 12/10/28 (a)(b)(c)	37,287	36,800
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.3964% 6/21/24 (a)(b)(c)	59,984	56,876
Bright Horizons Family Solutions Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.02% 11/19/28 (a)(b)(c)	11,731	11,613
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.4504% 12/30/28 (a)(b)(c)	16,155	16,054
3 month U.S. LIBOR + 3.500% 4.2637% 2/7/26 (a)(b)(c)	32,674	32,487
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.9985% 9/30/28 (a)(b)(c)	9,806	9,734
Congruex Group LLC Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 4/26/29 (b)(c)(d)	18,290	17,833
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	4,092	4,054
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 6/2/28 (a)(b)(c)	39,541	37,070
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.7377% 8/16/28 (a)(b)(c)	14,982	14,776
Element Materials Technology Group:
Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 4/12/29 (b)(c)(d)	7,687	7,658
Tranche DD 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 4/12/29 (b)(c)(d)	3,548	3,535
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.756% 7/19/28 (a)(b)(c)	31,517	31,036
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 8/1/26 (a)(b)(c)	11,848	11,797
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/21/28 (a)(b)(c)	14,557	14,357
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 3/29/25 (a)(b)(c)	10,503	10,339
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	13,700	13,135
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6717% 6/13/24 (a)(b)(c)	42,276	40,962
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (a)(b)(c)	9,910	9,836
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (a)(b)(c)	25,262	24,947
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.2922% 11/22/23 (a)(b)(c)(e)	1,043	1,038
Galaxy U.S. Opco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4/19/29 (b)(c)(d)	14,405	14,027
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6.4877% 6/30/28 (a)(b)(c)	7,169	7,093
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	12,574	12,563
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.7637% 12/1/27 (a)(b)(c)	17,470	17,404
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 3/5/28 (a)(b)(c)	8,593	8,534
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5137% 3/26/28 (a)(b)(c)	33,462	33,230
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.256% 4/21/27 (a)(b)(c)	6,913	6,645
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.256% 8/22/25 (a)(b)(c)	6,500	6,459
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.756% 2/21/25 (a)(b)(c)	32,450	32,097
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (a)(b)(c)	6,733	6,646
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.9574% 1/23/27 (a)(b)(c)	19,237	19,099
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.6467% 2/16/29 (a)(b)(c)	31,605	31,328
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (a)(b)(c)	10,815	10,707
Mckissock Investment Holdings Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.9442% 3/10/29 (a)(b)(c)	8,220	8,199
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.7004% 8/4/28 (a)(b)(c)	39,942	39,400
PowerTeam Services LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3/5/25 (b)(c)(d)	1,481	1,382
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 3/6/25 (a)(b)(c)	13,397	12,526
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	14,917	14,097
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 12/17/27 (a)(b)(c)	2,166	2,144
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 12/17/27 (a)(b)(c)	3,452	3,418
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 4/3/28 (a)(b)(c)	19,628	16,745
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.52% 8/27/28 (a)(b)(c)	13,005	12,852
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5443% 1/15/27 (a)(b)(c)	12,944	12,908
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (a)(b)(c)	76,723	76,320
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 8/29/25 (a)(b)(c)	8,033	7,488
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.77% 3/23/24 (a)(b)(c)	5,396	5,084
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.2637% 4/4/25 (a)(b)(c)	27,265	27,150
3 month U.S. LIBOR + 3.500% 4.2637% 2/25/27 (a)(b)(c)	3,056	3,042
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.8011% 1/21/29 (a)(b)(c)	12,753	12,721

TOTAL SERVICES		1,098,307

Steel - 0.3%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5625% 5/26/28 (a)(b)(c)	4,663	4,616
Hyperion Materials & Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.0079% 7/29/28 (a)(b)(c)	5,985	5,928
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.6316% 1/24/27 (a)(b)(c)	12,693	12,468
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 6/1/28 (a)(b)(c)	11,468	10,975

TOTAL STEEL		33,987

Super Retail - 3.5%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/6/27 (a)(b)(c)	16,008	15,788
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.9669% 7/24/28 (a)(b)(c)	18,481	16,541
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 3/5/28 (a)(b)(c)	312,721	309,192
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5246% 2/3/24 (a)(b)(c)	14,242	14,233
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (a)(b)(c)	15,514	14,382
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.5137% 10/19/27 (a)(b)(c)	34,618	33,368
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	12,257	11,542
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2637% 11/8/24 (a)(b)(c)	33,360	32,887
RH Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.2637% 10/20/28 (a)(b)(c)	29,671	28,478

TOTAL SUPER RETAIL		476,411

Technology - 16.2%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.8679% 3/10/27 (a)(b)(c)	17,204	17,032
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.8004% 2/16/28 (a)(b)(c)	12,320	12,240
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5185% 10/8/27 (a)(b)(c)	11,082	11,006
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.756% 8/10/25 (a)(b)(c)	37,800	33,406
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.0267% 9/19/24 (a)(b)(c)	8,980	8,947
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.0137% 4/23/26 (a)(b)(c)	15,285	15,139
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 12/4/27 (a)(b)(c)	25,289	24,653
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.009% 2/15/29 (a)(b)(c)	132,942	130,948
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1.75% 2/15/29(b)(c)(f)	22,533	22,195
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 10/2/25 (a)(b)(c)	15,304	15,100
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (a)(b)(c)	32,861	32,549
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.7637% 10/31/26 (a)(b)(c)	38,952	38,441
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.2637% 4/30/25 (a)(b)(c)	27,588	27,200
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8125% 11/15/25 (a)(b)(c)	9,216	9,170
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.9179% 3/23/28 (a)(b)(c)	7,245	7,182
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 4/4/26 (a)(b)(c)	42,406	40,721
Condor Merger Sub, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 2/2/29 (a)(b)(c)	28,760	27,969
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 9/30/28 (a)(b)(c)	25,835	25,641
Constant Contact, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0107% 2/10/28 (a)(b)(c)	9,941	9,730
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 11/29/24 (a)(b)(c)	9,767	9,704
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.7637% 10/16/26 (a)(b)(c)	54,032	53,762
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.7637% 2/19/29 (a)(b)(c)	18,043	17,825
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5137% 3/31/29 (a)(b)(c)	2,490	2,478
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 3/31/28 (a)(b)(c)	10,878	10,753
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.0137% 8/23/25 (a)(b)(c)	3,079	3,064
ECL Entertainment LLC 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.2637% 4/30/28 (a)(b)(c)	4,963	4,946
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7376% 7/25/26 (a)(b)(c)	27,882	27,459
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.5% 7/25/26 (a)(b)(c)	5,164	5,116
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.750% 7/25/26 (b)(c)(d)	6,870	6,758
Entegris, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/2/29 (b)(c)(d)	58,130	58,112
EP Purchaser LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 10/28/28 (a)(b)(c)	8,020	7,987
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 7/31/27 (a)(b)(c)	24,737	24,558
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.506% 12/2/24 (a)(b)(c)	16,467	16,323
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.506% 12/16/28 (a)(b)(c)	7,606	7,527
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.7637% 8/10/27 (a)(b)(c)	987	976
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 2/15/24 (a)(b)(c)	18,066	17,882
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (a)(b)(c)	3,960	3,849
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 8/19/28 (a)(b)(c)	18,832	18,667
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7.0137% 7/10/25 (a)(b)(c)	1,098	1,093
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 7/1/24 (a)(b)(c)	18,082	18,004
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3125% 7/3/28 (a)(b)(c)	73,286	72,816
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (b)(c)(d)	54,620	54,302
Imprivata, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.5137% 12/1/27 (a)(b)(c)	9,900	9,845
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 12/1/27 (b)(c)(d)	1,000	1,000
Informatica LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.5625% 10/29/28 (a)(b)(c)	6,530	6,426
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	6,918	6,864
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (a)(b)(c)	39,000	38,784
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 7.0137% 2/23/29 (a)(b)(c)	14,580	14,394
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 9/15/24 (a)(b)(c)	35,023	34,778
MKS Instruments, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.750% 4/11/29 (b)(c)(d)	35,070	34,895
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.703% 12/10/28 (a)(b)(c)	11,030	10,940
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.77% 9/4/26 (a)(b)(c)	2,225	2,193
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.02% 9/5/25 (a)(b)(c)	9,314	9,212
NortonLifeLock, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 1/28/29 (b)(c)(d)	93,425	91,790
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.25% 7/30/28 (a)(b)(c)	9,565	9,412
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (a)(b)(c)	23,957	23,872
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 2/1/28 (a)(b)(c)	103,698	102,774
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.7637% 6/2/28 (a)(b)(c)	64,497	63,744
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 5/30/26 (a)(b)(c)	18,342	18,038
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 5/30/26 (a)(b)(c)	7,727	7,614
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 8/31/28 (a)(b)(c)	50,100	49,244
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (a)(b)(c)	33,473	32,650
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (a)(b)(c)	43,949	43,208
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 9/30/28 (a)(b)(c)	15,746	15,575
Renaissance Holdings Corp.:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5% 3/17/29 (a)(b)(c)	3,220	3,205
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 5/31/25 (a)(b)(c)	25,035	24,776
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.4574% 5/31/26 (a)(b)(c)	7,642	7,563
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.6711% 3/1/27 (a)(b)(c)	64,259	63,536
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 6/21/24 (a)(b)(c)	50,034	49,378
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.6679% 8/1/25 (a)(b)(c)	9,879	9,774
Sophia LP:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.9504% 10/7/27 (a)(b)(c)	14,775	14,683
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.256% 10/7/27 (a)(b)(c)	19,666	19,420
Sovos Compliance LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.2637% 8/11/28 (a)(b)(c)	10,207	10,187
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 8/11/28 (b)(c)(f)	1,767	1,764
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 4/16/25 (a)(b)(c)	11,803	11,622
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 4/16/25 (a)(b)(c)	9,581	9,434
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 4/16/25 (a)(b)(c)	32,952	32,487
Tranche B6 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 3/22/29 (b)(c)(d)	8,212	8,145
Tranche B7 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 3/22/29 (b)(c)(d)	11,118	11,028
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 1/31/27 (a)(b)(c)	8,146	8,097
Sybil Software LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.756% 3/22/28 (a)(b)(c)	7,633	7,565
Tempo Acquisition LLC 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.7004% 8/31/28 (a)(b)(c)	47,450	47,065
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.9551% 9/28/24 (a)(b)(c)	11,054	11,023
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 5/4/26 (a)(b)(c)	27,688	27,535
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (a)(b)(c)	60,925	60,240
2LN, term loan 1 month U.S. LIBOR + 5.250% 6.2116% 5/3/27 (a)(b)(c)	28,250	27,960
UST Holdings Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.3816% 11/19/28 (a)(b)(c)	10,534	10,354
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 8/27/25 (a)(b)(c)	15,851	15,782
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5728% 1/13/29 (a)(b)(c)	17,525	17,377
Virgin Pulse, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 8.0137% 4/6/29 (a)(b)(c)	745	715
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.7637% 4/6/28 (a)(b)(c)	11,882	11,570
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6044% 3/27/28 (a)(b)(c)	29,668	29,416
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7637% 2/28/27 (a)(b)(c)	16,538	16,360
Weber-Stephen Products LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4% 10/30/27 (a)(b)(c)	8,463	8,194
3 month U.S. LIBOR + 4.250% 5% 10/30/27 (a)(b)(c)	5,795	5,723
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.0137% 4/1/28 (a)(b)(c)	7,059	6,986
Xperi Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 6/8/28 (a)(b)(c)	9,573	9,470
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 3.9551% 9/30/26 (a)(b)(c)	18,218	18,047
3 month U.S. LIBOR + 3.500% 3.9551% 9/30/26 (a)(b)(c)	9,261	9,192

TOTAL TECHNOLOGY		2,206,155

Telecommunications - 4.9%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.7943% 7/15/25 (a)(b)(c)	10,363	10,164
3 month U.S. LIBOR + 2.750% 3.7943% 1/31/26 (a)(b)(c)	24	24
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.9889% 7/31/25 (a)(b)(c)	29,997	29,409
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 4.7318% 1/31/26 (a)(b)(c)	3,215	3,178
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.5064% 8/14/26 (a)(b)(c)	36,480	36,176
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.8041% 11/30/27 (a)(b)(c)	5,319	5,266
Cincinnati Bell, Inc. Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.0511% 11/23/28 (a)(b)(c)	11,132	11,066
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (a)(b)(c)	11,490	11,412
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 10/2/27 (a)(b)(c)	16,633	15,398
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 4/27/27 (a)(b)(c)	5,998	5,971
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 5/1/28 (a)(b)(c)	46,596	45,742
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.25% 5/31/25 (a)(b)(c)	17,918	14,527
Intelsat Jackson Holdings SA 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.9195% 2/1/29 (a)(b)(c)	149,598	145,110
Iridium Satellite LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.2637% 11/4/26 (a)(b)(c)	6,545	6,498
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 3/1/27 (a)(b)(c)	23,259	22,451
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.0137% 3/15/27 (a)(b)(c)	36,765	35,164
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.3013% 4/30/27 (a)(b)(c)	33,197	32,630
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 9/25/26 (a)(b)(c)	65,567	64,607
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.52% 4/11/25 (a)(b)(c)	17,427	17,129
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.506% 11/1/24 (a)(b)(c)	33,642	31,987
3 month U.S. LIBOR + 8.250% 9.4889% 11/1/25 (a)(b)(c)	30,400	28,804
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (a)(b)(c)	22,250	22,148
Zayo Group Holdings, Inc. 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.7637% 3/9/27 (a)(b)(c)	58,966	55,859
CME TERM SOFR 1 MONTH INDEX + 4.250% 3/9/27 (b)(c)(d)(e)	21,800	21,255

TOTAL TELECOMMUNICATIONS		671,975

Textiles/Apparel - 1.6%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/28/28 (a)(b)(c)	26,767	25,930
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 11/24/26 (a)(b)(c)	34,154	33,044
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 10/7/27 (a)(b)(c)	1,881	1,862
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4484% 2/17/29 (a)(b)(c)	89,705	87,500
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0625% 11/23/28 (a)(b)(c)	18,389	18,251
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.9637% 7/7/28 (a)(b)(c)	14,856	12,453
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7637% 4/25/25 (a)(b)(c)	3,726	3,683
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7637% 4/14/28 (a)(b)(c)	18,203	17,612
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/2/28 (a)(b)(c)	13,292	12,968

TOTAL TEXTILES/APPAREL		213,303

Transportation Ex Air/Rail - 0.2%
ASP LS Acquisition Corp. 2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 5/7/29 (a)(b)(c)	2,965	2,939
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.202% 2/23/25 (a)(b)(c)	20,145	19,967

TOTAL TRANSPORTATION EX AIR/RAIL		22,906

Utilities - 1.6%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 8/1/25 (a)(b)(c)	63,367	62,168
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (a)(b)(c)	3,910	3,892
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.751% 11/1/26 (a)(b)(c)	9,256	9,076
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	16,664	10,831
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.6511% 1/3/29 (a)(b)(c)	13,685	13,434
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 6/17/28 (a)(b)(c)	14,502	14,276
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8125% 6/23/25 (a)(b)(c)	25,451	25,085
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.77% 1/21/28 (a)(b)(c)	16,389	16,285
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.202% 3/2/27 (a)(b)(c)	41,046	39,878
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.4723% 12/31/25 (a)(b)(c)	24,800	24,452

TOTAL UTILITIES		219,377

TOTAL BANK LOAN OBLIGATIONS
(Cost $12,512,977)		12,302,995

Nonconvertible Bonds - 2.8%
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (g)	22,000	21,890
8% 12/15/25 (g)	1,580	1,644

TOTAL AEROSPACE		23,534

Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (g)	4,290	4,252
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (g)	2,870	2,851

TOTAL AIR TRANSPORTATION		7,103

Automotive & Auto Parts - 0.6%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (a)(b)(g)	77,840	75,116
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (g)	4,550	4,561
9.5% 5/1/25 (g)	4,730	4,930

TOTAL BROADCASTING		9,491

Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (g)	660	604
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (g)	145	128
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (g)	11,245	10,402
Trivium Packaging Finance BV 5.5% 8/15/26 (g)	5,835	5,638

TOTAL CONTAINERS		16,040

Energy - 0.1%
Citgo Petroleum Corp. 7% 6/15/25 (g)	3,960	3,933
New Fortress Energy, Inc. 6.75% 9/15/25 (g)	1,905	1,873
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (g)	7,205	7,457
Transocean Poseidon Ltd. 6.875% 2/1/27 (g)	5,841	5,620

TOTAL ENERGY		18,883

Gaming - 0.4%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (g)	37,830	34,321
Golden Entertainment, Inc. 7.625% 4/15/26 (g)	5,940	6,074
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	7,363	7,216
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (g)	1,205	1,157
4.25% 12/1/26 (g)	1,725	1,635
4.625% 12/1/29 (g)	985	925

TOTAL GAMING		51,328

Healthcare - 0.2%
Bausch Health Companies, Inc. 5.5% 11/1/25 (g)	5,590	5,408
Embecta Corp. 6.75% 2/15/30 (g)	8,365	8,114
Tenet Healthcare Corp. 4.625% 7/15/24	9,470	9,444

TOTAL HEALTHCARE		22,966

Hotels - 0.0%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (g)	3,554	3,638
Leisure - 0.0%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (g)	1,050	1,084
10.875% 6/1/23 (g)	5,110	5,346

TOTAL LEISURE		6,430

Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (g)	3,430	2,993
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (g)	660	674
CEC Entertainment LLC 6.75% 5/1/26 (g)	4,045	3,802

TOTAL RESTAURANTS		4,476

Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (g)	4,731	4,344
Aramark Services, Inc. 6.375% 5/1/25 (g)	2,535	2,582
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (g)	4,675	4,662
PowerTeam Services LLC 9.033% 12/4/25 (g)	18,825	17,817
Sotheby's 7.375% 10/15/27 (g)	275	271

TOTAL SERVICES		29,676

Super Retail - 0.0%
EG Global Finance PLC 6.75% 2/7/25 (g)	5,500	5,346
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (g)	5,800	5,471
SSL Robotics LLC 9.75% 12/31/23 (g)	3,329	3,550

TOTAL TECHNOLOGY		9,021

Telecommunications - 0.6%
Altice Financing SA 5.75% 8/15/29 (g)	30,000	25,275
Altice France SA:
5.125% 1/15/29 (g)	5,060	4,294
5.125% 7/15/29 (g)	3,000	2,540
5.5% 1/15/28 (g)	8,480	7,473
Consolidated Communications, Inc. 5% 10/1/28 (g)	410	335
Frontier Communications Holdings LLC 5% 5/1/28 (g)	4,005	3,655
Intelsat Jackson Holdings SA 6.5% 3/15/30 (g)	22,343	21,036
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (g)	810	737
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (g)	710	646
Windstream Escrow LLC 7.75% 8/15/28 (g)	18,810	17,917

TOTAL TELECOMMUNICATIONS		83,908

Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 7.712% 10/8/26 (a)(b)(e)	8,917	8,917
TOTAL NONCONVERTIBLE BONDS
(Cost $397,765)		379,598
	Shares	Value (000s)

Common Stocks - 1.1%
Broadcasting - 0.0%
ION Media Networks, Inc. (e)(h)	2,842	0
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(h)	512,868	4,452
TNT Crane & Rigging LLC warrants 10/31/25 (e)(h)	86,957	287

TOTAL CAPITAL GOODS		4,739

Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(h)	115,087	7,538
Lime Tree Bay Cayman Ltd. (e)	2,899	98

TOTAL DIVERSIFIED FINANCIAL SERVICES		7,636

Energy - 0.8%
California Resources Corp.	885,119	35,591
California Resources Corp. warrants 10/27/24 (h)	48,025	575
Chesapeake Energy Corp. (i)	628,618	51,559
Chesapeake Energy Corp. (h)(j)	4,049	332
Denbury, Inc. (h)	391,783	25,066
EP Energy Corp. (e)(h)	80,740	749

TOTAL ENERGY		113,872

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (h)	1,189,800	84
Publishing/Printing - 0.0%
Cenveo Corp. (e)(h)	75,509	2,202
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(h)	542,500	10,986
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(h)	4,171	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (e)(h)	292,649	293
Utilities - 0.1%
TexGen Power LLC (e)(h)	524,336	12,175
TOTAL COMMON STOCKS
(Cost $89,091)		151,987

Nonconvertible Preferred Stocks - 0.2%
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. (e)(h)
(Cost $8,235)	65,882	25,694
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
Banks & Thrifts - 0.0%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.2869% (a)(b)(k)	3,380	3,346
3 month U.S. LIBOR + 3.470% 4.7089% (a)(b)(k)	3,365	3,320
TOTAL PREFERRED SECURITIES
(Cost $6,194)		6,666
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Fidelity Direct Lending Fund, LP (j)(l)
(Cost $27,484)	2,748,206	27,510

Money Market Funds - 12.0%
Fidelity Cash Central Fund 0.32% (m)	1,602,284,275	1,602,605
Fidelity Securities Lending Cash Central Fund 0.32% (m)(n)	33,211,554	33,215
TOTAL MONEY MARKET FUNDS
(Cost $1,635,795)		1,635,820
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $14,677,541)		14,530,270
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(917,275)
NET ASSETS - 100%		$13,612,995

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $40,048,000 and $39,600,000 respectively.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $361,237,000 or 2.7% of net assets.

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,842,000 or 0.2% of net assets.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated Fund

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Chesapeake Energy Corp.	2/10/21	$38
Fidelity Direct Lending Fund, LP	12/9/21 - 4/29/22	$27,484

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$1,222,413	$2,171,129	$1,790,938	$1,007	$--	$1	$1,602,605	3.1%
Fidelity Securities Lending Cash Central Fund 0.32%	--	57,847	24,632	5	--	--	33,215	0.1%
Total	$1,222,413	$2,228,976	$1,815,570	$1,012	$--	$1	$1,635,820

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Direct Lending Fund, LP	$--	$27,484	$--	$464	$--	$26	$27,510
Total	$--	$27,484	$--	$464	$--	$26	$27,510

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Direct Lending Fund, LP as presented in the Schedule of Investments. Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$84	$--	$84	$--
Consumer Discretionary	10,986	--	--	10,986
Energy	113,872	113,123	--	749
Financials	33,330	--	--	33,330
Industrials	6,941	--	--	6,941
Information Technology	293	--	--	293
Utilities	12,175	--	--	12,175
Bank Loan Obligations	12,302,995	--	12,079,334	223,661
Corporate Bonds	379,598	--	370,681	8,917
Preferred Securities	6,666	--	6,666	--
Money Market Funds	1,635,820	1,635,820	--	--
Total Investments in Securities:	$14,502,760	$1,748,943	$12,456,765	$297,052

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$165,099
Net Realized Gain (Loss) on Investment Securities	541
Net Unrealized Gain (Loss) on Investment Securities	(1,367)
Cost of Purchases	177,054
Proceeds of Sales	(50,091)
Amortization/Accretion	142
Transfers into Level 3	19,659
Transfers out of Level 3	(87,376)
Ending Balance	$223,661
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2022	$(1,389)
Other Investments in Securities
Beginning Balance	$145,397
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,447)
Cost of Purchases	210
Proceeds of Sales	(7,340)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(63,429)
Ending Balance	$73,391
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2022	$(1,447)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,586) — See accompanying schedule: Unaffiliated issuers (cost $13,014,262)	$12,866,940
Fidelity Central Funds (cost $1,635,795)	1,635,820
Other affiliated issuers (cost $27,484)	27,510
Total Investment in Securities (cost $14,677,541)		$14,530,270
Cash		6,445
Receivable for investments sold		31,593
Receivable for fund shares sold		28,012
Dividends receivable		122
Interest receivable		38,967
Distributions receivable from Fidelity Central Funds		409
Prepaid expenses		3
Other receivables		231
Total assets		14,636,052
Liabilities
Payable for investments purchased	$958,758
Payable for fund shares redeemed	17,438
Distributions payable	5,643
Accrued management fee	6,125
Distribution and service plan fees payable	246
Other affiliated payables	1,257
Other payables and accrued expenses	375
Collateral on securities loaned	33,215
Total liabilities		1,023,057
Net Assets		$13,612,995
Net Assets consist of:
Paid in capital		$14,728,218
Total accumulated earnings (loss)		(1,115,223)
Net Assets		$13,612,995
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($619,175 ÷ 66,061 shares)(a)		$9.37
Maximum offering price per share (100/97.25 of $9.37)		$9.63
Class M:
Net Asset Value and redemption price per share ($81,285 ÷ 8,685 shares)(a)		$9.36
Maximum offering price per share (100/97.25 of $9.36)		$9.62
Class C:
Net Asset Value and offering price per share ($126,629 ÷ 13,513 shares)(a)		$9.37
Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per share ($7,583,146 ÷ 810,118 shares)		$9.36
Class I:
Net Asset Value, offering price and redemption price per share ($2,025,876 ÷ 216,613 shares)		$9.35
Class Z:
Net Asset Value, offering price and redemption price per share ($3,176,884 ÷ 339,507 shares)		$9.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends (including $464 earned from other affiliated issuers)		$3,056
Interest		235,024
Income from Fidelity Central Funds (including $5 from security lending)		1,012
Total income		239,092
Expenses
Management fee	$33,529
Transfer agent fees	6,214
Distribution and service plan fees	1,373
Accounting fees	832
Custodian fees and expenses	64
Independent trustees' fees and expenses	19
Registration fees	415
Audit	47
Legal	12
Miscellaneous	21
Total expenses before reductions	42,526
Expense reductions	(101)
Total expenses after reductions		42,425
Net investment income (loss)		196,667
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,348
Total net realized gain (loss)		14,348
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(218,973)
Fidelity Central Funds	1
Other affiliated issuers	26
Total change in net unrealized appreciation (depreciation)		(218,946)
Net gain (loss)		(204,598)
Net increase (decrease) in net assets resulting from operations		$(7,931)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$196,667	$286,048
Net realized gain (loss)	14,348	(170,001)
Change in net unrealized appreciation (depreciation)	(218,946)	577,324
Net increase (decrease) in net assets resulting from operations	(7,931)	693,371
Distributions to shareholders	(203,269)	(262,025)
Share transactions - net increase (decrease)	3,093,107	3,713,474
Total increase (decrease) in net assets	2,881,907	4,144,820
Net Assets
Beginning of period	10,731,088	6,586,268
End of period	$13,612,995	$10,731,088

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Floating Rate High Income Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$8.98	$9.39	$9.61	$9.67	$9.60
Income from Investment Operations
Net investment income (loss)A,B	.138	.298	.362	.461	.398	.360
Net realized and unrealized gain (loss)	(.154)	.525	(.411)	(.216)	(.056)	.056
Total from investment operations	(.016)	.823	(.049)	.245	.342	.416
Distributions from net investment income	(.144)	(.273)	(.361)	(.465)	(.398)	(.346)
Distributions from net realized gain	–	–	–	–	(.004)	–
Total distributions	(.144)	(.273)	(.361)	(.465)	(.402)	(.346)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$9.37	$9.53	$8.98	$9.39	$9.61	$9.67
Total ReturnD,E,F	(.17)%	9.24%	(.45)%	2.63%	3.60%	4.40%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.98%I	.98%	.98%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.98%I	.98%	.98%	.98%	.98%	.98%
Expenses net of all reductions	.98%I	.97%	.98%	.98%	.98%	.98%
Net investment income (loss)	2.96%I	3.18%	4.01%	4.86%	4.13%	3.72%
Supplemental Data
Net assets, end of period (in millions)	$619	$523	$411	$546	$598	$585
Portfolio turnover rateJ	26%I	31%	37%	22%	47%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$8.97	$9.38	$9.59	$9.65	$9.58
Income from Investment Operations
Net investment income (loss)A,B	.138	.297	.361	.460	.396	.356
Net realized and unrealized gain (loss)	(.144)	.514	(.411)	(.206)	(.055)	.057
Total from investment operations	(.006)	.811	(.050)	.254	.341	.413
Distributions from net investment income	(.144)	(.271)	(.360)	(.464)	(.397)	(.343)
Distributions from net realized gain	–	–	–	–	(.004)	–
Total distributions	(.144)	(.271)	(.360)	(.464)	(.401)	(.343)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$9.36	$9.51	$8.97	$9.38	$9.59	$9.65
Total ReturnD,E,F	(.06)%	9.12%	(.46)%	2.72%	3.59%	4.37%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.98%I	.99%	1.00%	.99%	.99%	1.01%
Expenses net of fee waivers, if any	.98%I	.99%	1.00%	.99%	.99%	1.01%
Expenses net of all reductions	.98%I	.99%	.99%	.99%	.99%	1.01%
Net investment income (loss)	2.96%I	3.16%	4.00%	4.86%	4.11%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$81	$65	$58	$84	$102	$137
Portfolio turnover rateJ	26%I	31%	37%	22%	47%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$8.98	$9.39	$9.61	$9.67	$9.59
Income from Investment Operations
Net investment income (loss)A,B	.103	.228	.295	.392	.325	.286
Net realized and unrealized gain (loss)	(.154)	.524	(.411)	(.218)	(.056)	.067
Total from investment operations	(.051)	.752	(.116)	.174	.269	.353
Distributions from net investment income	(.109)	(.202)	(.294)	(.394)	(.325)	(.273)
Distributions from net realized gain	–	–	–	–	(.004)	–
Total distributions	(.109)	(.202)	(.294)	(.394)	(.329)	(.273)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$9.37	$9.53	$8.98	$9.39	$9.61	$9.67
Total ReturnD,E,F	(.54)%	8.42%	(1.19)%	1.86%	2.83%	3.73%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.74%I	1.73%	1.74%	1.73%	1.73%	1.74%
Expenses net of fee waivers, if any	1.74%I	1.73%	1.74%	1.73%	1.73%	1.74%
Expenses net of all reductions	1.74%I	1.73%	1.74%	1.73%	1.73%	1.74%
Net investment income (loss)	2.20%I	2.42%	3.26%	4.11%	3.36%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$127	$109	$156	$261	$464	$523
Portfolio turnover rateJ	26%I	31%	37%	22%	47%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Floating Rate High Income Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$8.97	$9.38	$9.60	$9.65	$9.58
Income from Investment Operations
Net investment income (loss)A,B	.152	.326	.391	.490	.426	.386
Net realized and unrealized gain (loss)	(.154)	.525	(.413)	(.218)	(.046)	.057
Total from investment operations	(.002)	.851	(.022)	.272	.380	.443
Distributions from net investment income	(.158)	(.301)	(.388)	(.492)	(.426)	(.373)
Distributions from net realized gain	–	–	–	–	(.004)	–
Total distributions	(.158)	(.301)	(.388)	(.492)	(.430)	(.373)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$9.36	$9.52	$8.97	$9.38	$9.60	$9.65
Total ReturnD,E	(.02)%	9.58%	(.15)%	2.93%	4.01%	4.70%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.68%H	.67%	.68%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.68%H	.67%	.68%	.68%	.68%	.69%
Expenses net of all reductions	.68%H	.67%	.68%	.68%	.68%	.69%
Net investment income (loss)	3.25%H	3.48%	4.32%	5.16%	4.44%	4.01%
Supplemental Data
Net assets, end of period (in millions)	$7,583	$6,419	$4,640	$7,130	$9,221	$7,368
Portfolio turnover rateI	26%H	31%	37%	22%	47%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$8.96	$9.37	$9.59	$9.65	$9.58
Income from Investment Operations
Net investment income (loss)A,B	.149	.321	.388	.486	.419	.380
Net realized and unrealized gain (loss)	(.153)	.525	(.414)	(.218)	(.056)	.058
Total from investment operations	(.004)	.846	(.026)	.268	.363	.438
Distributions from net investment income	(.156)	(.296)	(.384)	(.488)	(.419)	(.368)
Distributions from net realized gain	–	–	–	–	(.004)	–
Total distributions	(.156)	(.296)	(.384)	(.488)	(.423)	(.368)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$9.35	$9.51	$8.96	$9.37	$9.59	$9.65
Total ReturnD,E	(.04)%	9.54%	(.20)%	2.88%	3.84%	4.64%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.72%H	.72%	.73%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.72%H	.72%	.72%	.74%	.75%	.75%
Expenses net of all reductions	.72%H	.72%	.72%	.73%	.75%	.75%
Net investment income (loss)	3.21%H	3.43%	4.27%	5.11%	4.36%	3.95%
Supplemental Data
Net assets, end of period (in millions)	$2,026	$1,167	$681	$1,190	$2,243	$2,120
Portfolio turnover rateI	26%H	31%	37%	22%	47%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$8.97	$9.37	$9.59	$9.65
Income from Investment Operations
Net investment income (loss)B,C	.155	.329	.388	.484	.051
Net realized and unrealized gain (loss)	(.144)	.516	(.396)	(.207)	(.076)
Total from investment operations	.011	.845	(.008)	.277	(.025)
Distributions from net investment income	(.161)	(.305)	(.392)	(.497)	(.035)
Distributions from net realized gain	–	–	–	–	–
Total distributions	(.161)	(.305)	(.392)	(.497)	(.035)
Redemption fees added to paid in capitalB	–	–	–	–	–
Net asset value, end of period	$9.36	$9.51	$8.97	$9.37	$9.59
Total ReturnD,E	.11%	9.52%	.01%	2.98%	(.26)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.63%H	.62%	.63%	.63%	.62%H
Expenses net of fee waivers, if any	.62%H	.62%	.63%	.62%	.62%H
Expenses net of all reductions	.62%H	.62%	.63%	.62%	.62%H
Net investment income (loss)	3.31%H	3.53%	4.37%	5.22%	7.64%H
Supplemental Data
Net assets, end of period (in millions)	$3,177	$2,449	$641	$439	$16
Portfolio turnover rateI	26%H	31%	37%	22%	47%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Floating Rate High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Investment in Fidelity Direct Lending Fund, LP.

The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its shares until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.

Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 8, 2021. The annual expense ratio for Fidelity Direct Lending Fund, LP is estimated to be a maximum of .20%.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$64,474	Indicative market price	Evaluated bid	$65.00 - $390.00 / $316.39	Increase
			Mid price	$20.25	Increase
		Market approach	Parity Price	$29.16	Increase
			Liquidation preference	$1.00	Increase
		Recovery value	Recovery value	$0.00 - $10.12 / $10.12	Increase
			Discount rate	11.7%	Decrease
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.1 – 6.5 / 4.8	Increase
			Strike price	$31.17	Decrease
			Discount rate	45.0%	Decrease
		Book value	Book value multiple	1.0	Increase
Corporate Bonds	$8,917	Market approach	Transaction price	$100.00	Increase
Bank Loan Obligations	$223,661	Indicative market price	Evaluated bid	$96.50 - $106.00 / $98.71	Increase
		Market approach	Transaction price	$99.50	Increase
			Parity price	$96.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Floating Rate High Income Fund	$231

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$158,301
Gross unrealized depreciation	(284,725)
Net unrealized appreciation (depreciation)	$(126,424)
Tax cost	$14,656,694

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(46,441)
Long-term	(959,938)
Total capital loss carryforward	$(1,006,379)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Advisor Floating Rate High Income Fund	Fidelity Direct Lending Fund, LP	$73,716

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Floating Rate High Income Fund	4,470,555	1,472,452

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$707	$70
Class M	-%	.25%	89	1
Class C	.75%	.25%	577	120
			$1,373	$191

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	2
Class C(a)	–(b)
$28

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$427.15
Class M	54.15
Class C	90.16
Fidelity Floating Rate High Income Fund	3,835.11
Class I	1,113.15
Class Z	695.05
	$6,214

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Floating Rate High Income Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Floating Rate High Income Fund	–	2,722	1,650

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Floating Rate High Income Fund	$10

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Floating Rate High Income Fund	$1	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $97.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Floating Rate High Income Fund
Distributions to shareholders
Class A	$8,601	$13,267
Class M	1,081	1,761
Class C	1,318	2,877
Fidelity Floating Rate High Income Fund	120,420	178,268
Class I	24,721	27,369
Class Z	47,128	38,483
Total	$203,269	$262,025

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Floating Rate High Income Fund
Class A
Shares sold	17,322	20,167	$163,739	$190,259
Reinvestment of distributions	823	1,269	7,770	11,946
Shares redeemed	(6,988)	(12,255)	(65,939)	(115,048)
Net increase (decrease)	11,157	9,181	$105,570	$87,157
Class M
Shares sold	2,597	1,962	$24,519	$18,498
Reinvestment of distributions	112	182	1,051	1,705
Shares redeemed	(831)	(1,788)	(7,858)	(16,798)
Net increase (decrease)	1,878	356	$17,712	$3,405
Class C
Shares sold	4,176	3,220	$39,430	$30,327
Reinvestment of distributions	130	292	1,231	2,740
Shares redeemed	(2,207)	(9,520)	(20,825)	(89,576)
Net increase (decrease)	2,099	(6,008)	$19,836	$(56,509)
Fidelity Floating Rate High Income Fund
Shares sold	268,776	361,682	$2,541,781	$3,407,183
Reinvestment of distributions	10,899	16,141	102,726	151,730
Shares redeemed	(144,084)	(220,563)	(1,355,666)	(2,072,089)
Net increase (decrease)	135,591	157,260	$1,288,841	$1,486,824
Class I
Shares sold	117,053	77,284	$1,103,939	$727,522
Reinvestment of distributions	2,185	2,341	20,561	21,995
Shares redeemed	(25,363)	(32,876)	(238,853)	(308,238)
Net increase (decrease)	93,875	46,749	$885,647	$441,279
Class Z
Shares sold	107,151	202,807	$1,011,941	$1,908,711
Reinvestment of distributions	4,038	3,025	38,055	28,526
Shares redeemed	(29,136)	(19,814)	(274,495)	(185,919)
Net increase (decrease)	82,053	186,018	$775,501	$1,751,318

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Advisor Floating Rate High Income Fund
Class A	.98%
Actual		$1,000.00	$998.30	$4.86
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class M	.98%
Actual		$1,000.00	$999.40	$4.86
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class C	1.74%
Actual		$1,000.00	$994.60	$8.61
Hypothetical-C		$1,000.00	$1,016.17	$8.70
Fidelity Floating Rate High Income Fund	.68%
Actual		$1,000.00	$999.80	$3.37
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Class I	.72%
Actual		$1,000.00	$999.60	$3.57
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Class Z	.62%
Actual		$1,000.00	$1,001.10	$3.08
Hypothetical-C		$1,000.00	$1,021.72	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AFR-SANN-0622
1.757235.121

Fidelity Advisor® Value Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Antero Resources Corp.	1.6
Hess Corp.	1.3
Edison International	1.2
Dollar Tree, Inc.	1.2
Cenovus Energy, Inc. (Canada)	1.1
PG&E Corp.	1.1
Ventas, Inc.	1.0
Canadian Natural Resources Ltd.	1.0
Sempra Energy	1.0
The Travelers Companies, Inc.	1.0
11.5

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	19.9
Consumer Discretionary	14.1
Energy	12.9
Financials	11.1
Materials	10.9
Information Technology	6.9
Utilities	6.7
Real Estate	5.8
Health Care	5.2
Consumer Staples	3.4
Communication Services	2.7

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks and Equity Futures	100.4%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.4)%

 * Foreign investments - 15.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	84.2%
Canada	4.7%
Bermuda	2.9%
United Kingdom	2.5%
Ireland	2.2%
Singapore	0.8%
British Virgin Islands	0.6%
France	0.5%
Luxembourg	0.5%
Other	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.3%
Liberty Global PLC Class C (a)	42,769	$1,013,625
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	10,530	930,431
Media - 2.2%
Advantage Solutions, Inc. Class A (a)	185,060	930,852
DISH Network Corp. Class A (a)	26,505	755,658
Interpublic Group of Companies, Inc.	67,131	2,189,813
News Corp. Class A	45,041	894,514
Nexstar Broadcasting Group, Inc. Class A	10,221	1,619,211
Scholastic Corp. (b)	22,640	834,284
Thryv Holdings, Inc. (a)	44,793	1,157,003
		8,381,335

TOTAL COMMUNICATION SERVICES		10,325,391

CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.6%
Adient PLC (a)	47,472	1,620,694
Autoliv, Inc.	9,100	670,488
		2,291,182
Automobiles - 0.4%
Harley-Davidson, Inc.	41,130	1,499,189
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	65,049	1,906,586
Frontdoor, Inc. (a)	11,022	340,690
H&R Block, Inc.	27,280	711,190
		2,958,466
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	32,620	1,182,475
Brinker International, Inc. (a)	59,997	2,179,691
Caesars Entertainment, Inc. (a)	41,702	2,764,009
Hilton Grand Vacations, Inc. (a)	23,030	1,078,495
Hyatt Hotels Corp. Class A (a)	7,370	699,855
		7,904,525
Household Durables - 2.4%
KB Home	48,230	1,564,099
Mohawk Industries, Inc. (a)	19,013	2,681,974
Newell Brands, Inc.	61,510	1,423,957
Tempur Sealy International, Inc.	56,870	1,541,746
Tupperware Brands Corp. (a)(b)	88,958	1,563,882
Whirlpool Corp.	1,760	319,475
		9,095,133
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	39,604	2,056,240
Qurate Retail, Inc. Series A (b)	187,300	788,533
		2,844,773
Leisure Products - 0.7%
Mattel, Inc. (a)	120,040	2,918,172
Multiline Retail - 1.8%
Dollar Tree, Inc. (a)	27,760	4,509,612
Franchise Group, Inc.	15,680	584,707
Nordstrom, Inc.	66,149	1,700,029
		6,794,348
Specialty Retail - 4.1%
Academy Sports & Outdoors, Inc.	29,135	1,088,484
American Eagle Outfitters, Inc.	37,517	566,882
Bath & Body Works, Inc.	27,680	1,463,995
Camping World Holdings, Inc. (b)	35,210	904,193
Gap, Inc.	125,407	1,557,555
Lithia Motors, Inc. Class A (sub. vtg.)	8,289	2,346,865
Rent-A-Center, Inc.	62,220	1,500,746
Sally Beauty Holdings, Inc. (a)	51,690	781,553
Signet Jewelers Ltd. (b)	30,290	2,126,358
Victoria's Secret & Co. (a)	40,507	1,908,690
Warby Parker, Inc. (a)	1,989	46,324
Williams-Sonoma, Inc. (b)	13,150	1,715,812
		16,007,457
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	47,048	2,244,190

TOTAL CONSUMER DISCRETIONARY		54,557,435

CONSUMER STAPLES - 3.4%
Beverages - 0.6%
Primo Water Corp.	145,149	2,124,981
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	41,310	1,292,177
U.S. Foods Holding Corp. (a)	76,560	2,880,187
		4,172,364
Food Products - 1.3%
Bunge Ltd.	17,484	1,977,790
Darling Ingredients, Inc. (a)	39,579	2,904,703
		4,882,493
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	10,070	856,655
Personal Products - 0.2%
Herbalife Nutrition Ltd. (a)	33,739	896,783

TOTAL CONSUMER STAPLES		12,933,276

ENERGY - 12.9%
Energy Equipment & Services - 2.0%
Halliburton Co.	45,770	1,630,327
John Wood Group PLC (a)	354,939	986,913
Liberty Oilfield Services, Inc. Class A (a)	80,155	1,293,702
Technip Energies NV	64,780	787,196
TechnipFMC PLC (a)	306,255	2,119,285
Tenaris SA	63,320	967,668
		7,785,091
Oil, Gas & Consumable Fuels - 10.9%
Antero Resources Corp. (a)	175,770	6,187,100
APA Corp.	16,777	686,683
Canadian Natural Resources Ltd.	61,523	3,807,803
Cenovus Energy, Inc. (Canada)	239,042	4,419,295
Cheniere Energy, Inc.	17,770	2,413,344
Denbury, Inc. (a)	37,440	2,395,411
Devon Energy Corp.	14,999	872,492
DHT Holdings, Inc.	32,568	183,032
Diamondback Energy, Inc.	3,657	461,623
Energy Transfer LP	182,340	2,020,327
Enviva, Inc.	25,465	2,147,718
Euronav NV	16,072	185,838
Genesis Energy LP	121,580	1,334,948
Hess Corp.	50,081	5,161,849
HF Sinclair Corp. (a)	44,690	1,699,114
Imperial Oil Ltd.	18,910	952,087
Kosmos Energy Ltd. (a)	120,280	813,093
Targa Resources Corp.	34,854	2,558,632
The Williams Companies, Inc.	19,124	655,762
Tourmaline Oil Corp.	44,540	2,293,828
Valero Energy Corp.	6,800	758,064
		42,008,043

TOTAL ENERGY		49,793,134

FINANCIALS - 11.1%
Banks - 2.8%
Bank of Kyoto Ltd.	18,324	798,333
East West Bancorp, Inc.	16,306	1,162,618
First Citizens Bancshares, Inc.	2,753	1,760,213
First Citizens Bancshares, Inc. Class B	210	132,300
M&T Bank Corp.	21,258	3,542,433
PacWest Bancorp	47,037	1,547,047
Signature Bank	7,277	1,762,853
		10,705,797
Capital Markets - 1.6%
Ameriprise Financial, Inc.	8,287	2,200,116
Lazard Ltd. Class A	36,452	1,194,532
LPL Financial	14,823	2,784,797
		6,179,445
Consumer Finance - 0.9%
OneMain Holdings, Inc.	29,150	1,338,860
SLM Corp.	124,265	2,078,953
		3,417,813
Diversified Financial Services - 1.3%
Apollo Global Management, Inc.	57,778	2,875,033
ECN Capital Corp.	131,376	595,188
Equitable Holdings, Inc.	59,553	1,716,913
		5,187,134
Insurance - 3.6%
AMBAC Financial Group, Inc. (a)	19,801	153,062
American Financial Group, Inc.	14,467	2,003,390
Arch Capital Group Ltd. (a)	39,649	1,810,770
Assurant, Inc.	15,559	2,829,871
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,143	1,726,968
Reinsurance Group of America, Inc.	14,037	1,506,451
The Travelers Companies, Inc.	21,710	3,713,713
		13,744,225
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	39,825	1,508,571
Essent Group Ltd.	25,403	1,029,584
Walker & Dunlop, Inc.	8,190	980,834
		3,518,989

TOTAL FINANCIALS		42,753,403

HEALTH CARE - 5.2%
Biotechnology - 0.5%
Ascendis Pharma A/S sponsored ADR (a)	630	57,500
Horizon Therapeutics PLC (a)	1,943	191,502
United Therapeutics Corp. (a)	9,634	1,710,613
		1,959,615
Health Care Equipment & Supplies - 0.3%
Dentsply Sirona, Inc.	3,213	128,488
Hologic, Inc. (a)	3,541	254,917
STERIS PLC	380	85,139
Teleflex, Inc.	734	209,645
The Cooper Companies, Inc.	865	312,300
Zimmer Biomet Holdings, Inc.	1,579	190,664
Zimvie, Inc. (a)	157	3,533
		1,184,686
Health Care Providers & Services - 3.0%
Accolade, Inc. (a)	4,646	25,832
AdaptHealth Corp. (a)	142,910	1,809,241
agilon health, Inc. (a)	5,780	102,711
AmerisourceBergen Corp.	1,169	176,858
Cano Health, Inc. (a)	473	2,507
Cardinal Health, Inc.	1,220	70,821
Centene Corp. (a)	33,109	2,666,930
Cigna Corp.	11,674	2,880,910
DaVita HealthCare Partners, Inc. (a)	255	27,634
Laboratory Corp. of America Holdings	7,913	1,901,336
McKesson Corp.	1,663	514,881
Molina Healthcare, Inc. (a)	1,253	392,753
Tenet Healthcare Corp. (a)	14,730	1,068,072
		11,640,486
Health Care Technology - 0.0%
Evolent Health, Inc. (a)	1,982	54,545
Teladoc Health, Inc. (a)(b)	851	28,730
		83,275
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,475	175,923
Avantor, Inc. (a)	1,733	55,248
Bio-Rad Laboratories, Inc. Class A (a)	634	324,646
IQVIA Holdings, Inc. (a)	1,676	365,351
Maravai LifeSciences Holdings, Inc. (a)	1,958	60,169
PerkinElmer, Inc.	1,885	276,360
Syneos Health, Inc. (a)	2,549	186,306
		1,444,003
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	1,980	179,309
Jazz Pharmaceuticals PLC (a)	21,600	3,460,752
Perrigo Co. PLC	782	26,823
Royalty Pharma PLC	1,287	54,800
Viatris, Inc.	4,584	47,353
		3,769,037

TOTAL HEALTH CARE		20,081,102

INDUSTRIALS - 19.9%
Aerospace & Defense - 1.4%
Curtiss-Wright Corp.	15,775	2,254,405
Northrop Grumman Corp.	3,491	1,533,945
The Boeing Co. (a)	4,741	705,650
Triumph Group, Inc. (a)	40,470	912,194
		5,406,194
Air Freight & Logistics - 0.6%
FedEx Corp.	12,286	2,441,720
Building Products - 1.5%
Builders FirstSource, Inc. (a)	48,455	2,983,374
Jeld-Wen Holding, Inc. (a)	87,495	1,819,021
UFP Industries, Inc.	14,308	1,107,010
		5,909,405
Commercial Services & Supplies - 1.2%
CoreCivic, Inc. (a)	38,486	478,381
HNI Corp. (b)	37,590	1,339,708
The Brink's Co.	39,677	2,338,959
The GEO Group, Inc. (a)	60,418	394,530
		4,551,578
Construction & Engineering - 3.4%
AECOM	4,778	337,136
API Group Corp. (a)	59,089	1,096,692
Fluor Corp. (a)	140,501	3,477,400
Granite Construction, Inc.	78,672	2,332,625
MDU Resources Group, Inc.	94,461	2,433,315
Quanta Services, Inc.	422	48,944
Valmont Industries, Inc. (b)	4,905	1,220,413
Willscot Mobile Mini Holdings (a)	63,935	2,244,119
		13,190,644
Electrical Equipment - 1.6%
Array Technologies, Inc. (a)(b)	145,590	950,703
GrafTech International Ltd.	106,260	964,841
Regal Rexnord Corp.	17,912	2,279,123
Sensata Technologies, Inc. PLC	24,720	1,122,535
Vertiv Holdings Co. (b)	56,572	708,847
		6,026,049
Machinery - 3.9%
Allison Transmission Holdings, Inc.	48,026	1,798,093
CNH Industrial NV	590	8,372
Crane Co.	28,196	2,713,301
Daimler Truck Holding AG (a)	394	10,597
EnPro Industries, Inc.	6,680	622,643
Flowserve Corp.	38,331	1,253,807
Kennametal, Inc.	81,560	2,098,539
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	96	6,869
Mueller Industries, Inc.	18,830	1,019,645
Oshkosh Corp.	21,570	1,993,931
Stanley Black & Decker, Inc.	13,766	1,653,985
Timken Co.	34,500	1,988,580
		15,168,362
Marine - 0.5%
Genco Shipping & Trading Ltd.	9,419	207,501
Kirby Corp. (a)	20,003	1,304,196
Navios Maritime Partners LP	3,134	92,202
Star Bulk Carriers Corp.	3,316	93,180
		1,697,079
Professional Services - 1.2%
CACI International, Inc. Class A (a)	5,493	1,457,293
Manpower, Inc.	28,101	2,534,710
Nielsen Holdings PLC	22,567	605,021
		4,597,024
Road & Rail - 1.5%
Knight-Swift Transportation Holdings, Inc. Class A	8,025	384,317
Ryder System, Inc. (b)	30,749	2,149,355
TFI International, Inc. (Canada)	15,871	1,276,697
XPO Logistics, Inc. (a)	36,370	1,956,342
		5,766,711
Trading Companies & Distributors - 3.1%
Beacon Roofing Supply, Inc. (a)	50,478	3,010,003
Custom Truck One Source, Inc. Class A (a)	111,540	732,818
Fortress Transportation & Infrastructure Investors LLC	63,992	1,375,188
GMS, Inc. (a)	37,395	1,793,090
Herc Holdings, Inc.	13,708	1,752,157
MRC Global, Inc. (a)	56,469	677,063
NOW, Inc. (a)	24,007	261,676
Univar Solutions, Inc. (a)	79,387	2,311,749
		11,913,744

TOTAL INDUSTRIALS		76,668,510

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.2%
Lumentum Holdings, Inc. (a)	12,190	989,950
Electronic Equipment & Components - 1.8%
Flex Ltd. (a)	191,659	3,160,457
Insight Enterprises, Inc. (a)	14,944	1,484,985
Vontier Corp.	86,990	2,228,684
		6,874,126
IT Services - 2.4%
Concentrix Corp.	12,676	1,996,216
Cyxtera Technologies, Inc. Class A (a)	161,849	1,947,043
Fidelity National Information Services, Inc.	19,240	1,907,646
Unisys Corp. (a)	142,247	2,021,330
Verra Mobility Corp. (a)(b)	107,358	1,506,233
		9,378,468
Software - 1.9%
Micro Focus International PLC	206,920	977,117
NCR Corp. (a)	71,475	2,503,769
NortonLifeLock, Inc.	54,460	1,363,678
SS&C Technologies Holdings, Inc.	37,006	2,392,808
		7,237,372
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	15,360	1,260,134
Xerox Holdings Corp.	56,686	986,336
		2,246,470

TOTAL INFORMATION TECHNOLOGY		26,726,386

MATERIALS - 10.9%
Chemicals - 4.7%
Axalta Coating Systems Ltd. (a)	111,461	2,827,766
Cabot Corp.	15,100	994,335
Celanese Corp. Class A	9,496	1,395,342
Corteva, Inc.	12,127	699,607
Eastman Chemical Co.	23,508	2,413,566
Huntsman Corp.	71,477	2,420,926
Methanex Corp.	2,190	109,850
Olin Corp.	34,200	1,963,080
The Chemours Co. LLC	52,080	1,722,286
Trinseo PLC	41,183	1,954,133
Tronox Holdings PLC	74,336	1,278,579
Westlake Corp.	1,700	215,135
		17,994,605
Construction Materials - 1.2%
Eagle Materials, Inc.	12,776	1,575,536
GCC S.A.B. de CV	116,900	773,185
Martin Marietta Materials, Inc.	1,486	526,371
Summit Materials, Inc. (a)	55,727	1,549,211
		4,424,303
Containers & Packaging - 1.9%
Berry Global Group, Inc. (a)	44,077	2,483,739
Crown Holdings, Inc.	21,628	2,379,945
O-I Glass, Inc. (a)	160,378	2,161,895
WestRock Co.	9,087	450,079
		7,475,658
Metals & Mining - 3.1%
Alcoa Corp.	25,490	1,728,222
Allegheny Technologies, Inc. (a)(b)	43,826	1,191,191
ArcelorMittal SA Class A unit GDR	30,770	899,715
Arconic Corp. (a)	84,539	2,127,001
Carpenter Technology Corp. (b)	45,313	1,730,050
Constellium NV (a)	114,623	1,913,058
First Quantum Minerals Ltd.	9,789	280,644
Freeport-McMoRan, Inc.	33,800	1,370,590
Steel Dynamics, Inc.	8,747	750,055
		11,990,526

TOTAL MATERIALS		41,885,092

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 4.2%
CubeSmart	66,799	3,173,620
Equinix, Inc.	2,228	1,602,110
Equity Lifestyle Properties, Inc.	34,170	2,640,658
Lamar Advertising Co. Class A	11,505	1,270,267
Ventas, Inc.	70,980	3,942,939
VICI Properties, Inc.	63,120	1,881,607
Welltower, Inc.	19,380	1,759,898
		16,271,099
Real Estate Management & Development - 1.6%
Cushman & Wakefield PLC (a)	81,810	1,464,399
Jones Lang LaSalle, Inc. (a)	8,840	1,933,573
Realogy Holdings Corp. (a)	119,420	1,308,843
WeWork, Inc. (a)(b)	208,120	1,458,921
		6,165,736

TOTAL REAL ESTATE		22,436,835

UTILITIES - 6.7%
Electric Utilities - 4.3%
Constellation Energy Corp.	47,104	2,789,028
Edison International	69,358	4,771,137
Entergy Corp.	22,760	2,705,026
FirstEnergy Corp.	50,648	2,193,565
PG&E Corp. (a)	326,870	4,134,906
		16,593,662
Independent Power and Renewable Electricity Producers - 1.4%
The AES Corp.	168,458	3,439,912
Vistra Corp.	84,622	2,117,242
		5,557,154
Multi-Utilities - 1.0%
Sempra Energy	23,159	3,736,936

TOTAL UTILITIES		25,887,752

TOTAL COMMON STOCKS
(Cost $361,346,165)		384,048,316
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.84% 5/19/22 to 7/28/22 (c)
(Cost $249,788)	250,000	249,798
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.32% (d)	4,317,281	$4,318,144
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	11,998,372	11,999,571
TOTAL MONEY MARKET FUNDS
(Cost $16,317,701)		16,317,715
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $377,913,654)		400,615,829
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(15,012,841)
NET ASSETS - 100%		$385,602,988

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	June 2022	$2,994,120	$(205,982)	$(205,982)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $4,902,230.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,798.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$9,374,021	$244,513,230	$249,569,107	$6,000	$23	$(23)	$4,318,144	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	4,785,846	48,460,791	41,247,066	9,720	--	--	11,999,571	0.0%
Total	$14,159,867	$292,974,021	$290,816,173	$15,720	$23	$(23)	$16,317,715

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,325,391	$10,325,391	$--	$--
Consumer Discretionary	54,557,435	54,557,435	--	--
Consumer Staples	12,933,276	12,933,276	--	--
Energy	49,793,134	46,865,519	2,927,615	--
Financials	42,753,403	41,955,070	798,333	--
Health Care	20,081,102	20,081,102	--	--
Industrials	76,668,510	76,651,044	17,466	--
Information Technology	26,726,386	25,749,269	977,117	--
Materials	41,885,092	41,885,092	--	--
Real Estate	22,436,835	22,436,835	--	--
Utilities	25,887,752	25,887,752	--	--
U.S. Government and Government Agency Obligations	249,798	--	249,798	--
Money Market Funds	16,317,715	16,317,715	--	--
Total Investments in Securities:	$400,615,829	$395,645,500	$4,970,329	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(205,982)	$(205,982)	$--	$--
Total Liabilities	$(205,982)	$(205,982)	$--	$--
Total Derivative Instruments:	$(205,982)	$(205,982)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(205,982)
Total Equity Risk	0	(205,982)
Total Value of Derivatives	$0	$(205,982)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,270,160) — See accompanying schedule: Unaffiliated issuers (cost $361,595,953)	$384,298,114
Fidelity Central Funds (cost $16,317,701)	16,317,715
Total Investment in Securities (cost $377,913,654)		$400,615,829
Receivable for investments sold		3,280,549
Receivable for fund shares sold		773,193
Dividends receivable		189,251
Distributions receivable from Fidelity Central Funds		4,369
Prepaid expenses		74
Total assets		404,863,265
Liabilities
Payable to custodian bank	$802,277
Payable for investments purchased	2,483,535
Payable for fund shares redeemed	3,536,719
Accrued management fee	211,116
Distribution and service plan fees payable	49,832
Payable for daily variation margin on futures contracts	73,056
Other affiliated payables	63,889
Other payables and accrued expenses	40,628
Collateral on securities loaned	11,999,225
Total liabilities		19,260,277
Net Assets		$385,602,988
Net Assets consist of:
Paid in capital		$357,960,617
Total accumulated earnings (loss)		27,642,371
Net Assets		$385,602,988
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($104,713,688 ÷ 3,355,501 shares)(a)		$31.21
Maximum offering price per share (100/94.25 of $31.21)		$33.11
Class M:
Net Asset Value and redemption price per share ($23,274,751 ÷ 754,267 shares)(a)		$30.86
Maximum offering price per share (100/96.50 of $30.86)		$31.98
Class C:
Net Asset Value and offering price per share ($18,323,255 ÷ 626,638 shares)(a)		$29.24
Class I:
Net Asset Value, offering price and redemption price per share ($175,902,375 ÷ 5,573,695 shares)		$31.56
Class Z:
Net Asset Value, offering price and redemption price per share ($63,388,919 ÷ 2,009,081 shares)		$31.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$3,136,585
Interest		454
Income from Fidelity Central Funds (including $9,720 from security lending)		15,720
Total income		3,152,759
Expenses
Management fee
Basic fee	$950,826
Performance adjustment	137,399
Transfer agent fees	277,416
Distribution and service plan fees	286,741
Accounting fees	70,531
Custodian fees and expenses	29,275
Independent trustees' fees and expenses	555
Registration fees	101,961
Audit	27,426
Legal	3,405
Interest	108
Miscellaneous	590
Total expenses before reductions	1,886,233
Expense reductions	(25,115)
Total expenses after reductions		1,861,118
Net investment income (loss)		1,291,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,449,080
Fidelity Central Funds	23
Foreign currency transactions	(2,423)
Futures contracts	(1,727,565)
Total net realized gain (loss)		6,719,115
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(19,216,849)
Fidelity Central Funds	(23)
Assets and liabilities in foreign currencies	(1,427)
Futures contracts	(269,411)
Total change in net unrealized appreciation (depreciation)		(19,487,710)
Net gain (loss)		(12,768,595)
Net increase (decrease) in net assets resulting from operations		$(11,476,954)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,291,641	$739,517
Net realized gain (loss)	6,719,115	19,520,123
Change in net unrealized appreciation (depreciation)	(19,487,710)	36,194,375
Net increase (decrease) in net assets resulting from operations	(11,476,954)	56,454,015
Distributions to shareholders	(13,471,817)	(341,676)
Share transactions - net increase (decrease)	120,670,219	167,860,121
Total increase (decrease) in net assets	95,721,448	223,972,460
Net Assets
Beginning of period	289,881,540	65,909,080
End of period	$385,602,988	$289,881,540

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.55	$20.40	$22.44	$23.40	$25.37	$21.43
Income from Investment Operations
Net investment income (loss)A,B	.10	.11	.14	.19	.17	.23C
Net realized and unrealized gain (loss)	(.97)	13.15	(1.46)	1.57	(1.31)	3.86
Total from investment operations	(.87)	13.26	(1.32)	1.76	(1.14)	4.09
Distributions from net investment income	(.24)	(.11)	(.17)D	(.10)D	(.22)	(.14)
Distributions from net realized gain	(1.24)	–	(.55)D	(2.62)D	(.61)	(.01)
Total distributions	(1.47)E	(.11)	(.72)	(2.72)	(.83)	(.15)
Net asset value, end of period	$31.21	$33.55	$20.40	$22.44	$23.40	$25.37
Total ReturnF,G,H	(2.57)%	65.21%	(6.24)%	9.00%	(4.73)%	19.12%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.17%K	1.21%	1.17%	1.10%	1.12%	1.14%
Expenses net of fee waivers, if any	1.15%K	1.20%	1.16%	1.10%	1.12%	1.12%
Expenses net of all reductions	1.15%K	1.20%	1.14%	1.10%	1.11%	1.12%
Net investment income (loss)	.59%K	.35%	.71%	.87%	.66%	.95%C
Supplemental Data
Net assets, end of period (000 omitted)	$104,714	$100,604	$36,269	$47,465	$45,006	$59,658
Portfolio turnover rateL	60%K	64%	91%	77%	98%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .68%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.13	$20.15	$22.19	$23.15	$25.10	$21.22
Income from Investment Operations
Net investment income (loss)A,B	.06	.03	.09	.12	.10	.16C
Net realized and unrealized gain (loss)	(.95)	13.01	(1.47)	1.57	(1.30)	3.82
Total from investment operations	(.89)	13.04	(1.38)	1.69	(1.20)	3.98
Distributions from net investment income	(.15)	(.06)	(.11)D	(.03)D	(.14)	(.09)
Distributions from net realized gain	(1.24)	–	(.55)D	(2.62)D	(.61)	(.01)
Total distributions	(1.38)E	(.06)	(.66)	(2.65)	(.75)	(.10)
Net asset value, end of period	$30.86	$33.13	$20.15	$22.19	$23.15	$25.10
Total ReturnF,G,H	(2.67)%	64.81%	(6.55)%	8.74%	(5.01)%	18.78%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.41%K	1.47%	1.45%	1.39%	1.39%	1.40%
Expenses net of fee waivers, if any	1.40%K	1.45%	1.43%	1.38%	1.39%	1.39%
Expenses net of all reductions	1.40%K	1.45%	1.42%	1.38%	1.37%	1.38%
Net investment income (loss)	.34%K	.10%	.43%	.58%	.40%	.68%C
Supplemental Data
Net assets, end of period (000 omitted)	$23,275	$23,323	$12,736	$15,006	$14,961	$18,962
Portfolio turnover rateL	60%K	64%	91%	77%	98%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$31.45	$19.18	$21.15	$22.16	$24.02	$20.32
Income from Investment Operations
Net investment income (loss)A,B	(.02)	(.12)	(.02)	.01	(.04)	.03C
Net realized and unrealized gain (loss)	(.90)	12.39	(1.40)	1.49	(1.25)	3.67
Total from investment operations	(.92)	12.27	(1.42)	1.50	(1.29)	3.70
Distributions from net investment income	(.08)	–	–	–	–	–
Distributions from net realized gain	(1.21)	–	(.55)	(2.51)	(.57)	–
Total distributions	(1.29)	–	(.55)	(2.51)	(.57)	–
Net asset value, end of period	$29.24	$31.45	$19.18	$21.15	$22.16	$24.02
Total ReturnD,E,F	(2.93)%	63.97%	(7.02)%	8.13%	(5.55)%	18.21%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.94%I	2.01%	1.98%	1.92%	1.93%	1.94%
Expenses net of fee waivers, if any	1.90%I	1.96%	1.97%	1.92%	1.93%	1.92%
Expenses net of all reductions	1.90%I	1.96%	1.95%	1.91%	1.92%	1.92%
Net investment income (loss)	(.15)%I	(.41)%	(.11)%	.05%	(.15)%	.15%C
Supplemental Data
Net assets, end of period (000 omitted)	$18,323	$15,726	$6,331	$8,777	$14,405	$20,555
Portfolio turnover rateJ	60%I	64%	91%	77%	98%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.96	$20.64	$22.70	$23.66	$25.65	$21.65
Income from Investment Operations
Net investment income (loss)A,B	.14	.20	.21	.26	.25	.30C
Net realized and unrealized gain (loss)	(.98)	13.30	(1.48)	1.59	(1.34)	3.91
Total from investment operations	(.84)	13.50	(1.27)	1.85	(1.09)	4.21
Distributions from net investment income	(.33)	(.18)	(.25)D	(.19)D	(.29)	(.20)
Distributions from net realized gain	(1.24)	–	(.55)D	(2.62)D	(.61)	(.01)
Total distributions	(1.56)E	(.18)	(.79)E	(2.81)	(.90)	(.21)
Net asset value, end of period	$31.56	$33.96	$20.64	$22.70	$23.66	$25.65
Total ReturnF,G	(2.45)%	65.68%	(5.95)%	9.34%	(4.48)%	19.54%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.90%J	.92%	.87%	.79%	.82%	.84%
Expenses net of fee waivers, if any	.89%J	.92%	.85%	.79%	.81%	.82%
Expenses net of all reductions	.89%J	.92%	.84%	.79%	.80%	.82%
Net investment income (loss)	.85%J	.63%	1.01%	1.18%	.97%	1.25%C
Supplemental Data
Net assets, end of period (000 omitted)	$175,902	$104,393	$8,861	$11,097	$12,342	$14,565
Portfolio turnover rateK	60%J	64%	91%	77%	98%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .98%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$33.96	$20.63	$22.69	$23.67	$25.67	$23.57
Income from Investment Operations
Net investment income (loss)B,C	.16	.25	.23	.28	.28	.23D
Net realized and unrealized gain (loss)	(.97)	13.28	(1.47)	1.58	(1.34)	1.87
Total from investment operations	(.81)	13.53	(1.24)	1.86	(1.06)	2.10
Distributions from net investment income	(.36)	(.20)	(.27)E	(.22)E	(.33)	–
Distributions from net realized gain	(1.24)	–	(.55)E	(2.62)E	(.61)	–
Total distributions	(1.60)	(.20)	(.82)	(2.84)	(.94)	–
Net asset value, end of period	$31.55	$33.96	$20.63	$22.69	$23.67	$25.67
Total ReturnF,G	(2.37)%	65.88%	(5.84)%	9.45%	(4.36)%	8.91%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.77%J	.77%	.75%	.69%	.70%	.72%J
Expenses net of fee waivers, if any	.75%J	.77%	.74%	.68%	.70%	.72%J
Expenses net of all reductions	.75%J	.77%	.72%	.68%	.68%	.71%J
Net investment income (loss)	.99%J	.78%	1.13%	1.28%	1.09%	1.24%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$63,389	$45,835	$1,712	$2,772	$834	$524
Portfolio turnover rateK	60%J	64%	91%	77%	98%	81%

 A For the period February 1, 2017 (commencement of sale of shares) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

 E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$53,884,468
Gross unrealized depreciation	(32,886,003)
Net unrealized appreciation (depreciation)	$20,998,465
Tax cost	$379,411,382

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Fund	220,716,179	105,145,943

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$138,330	$6,185
Class M	.25%	.25%	60,350	493
Class C	.75%	.25%	88,061	38,912
			$286,741	$45,590

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$27,641
Class M	1,334
Class C(a)	183
$29,158

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$100,554.18
Class M	21,350.18
Class C	18,425.21
Class I	124,540.17
Class Z	12,547.04
	$277,416

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Value Fund	$4,765

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Value Fund	Borrower	$6,884,000.57%		$108

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Fund	18,976,932	5,050,007	172,957

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Value Fund	$279

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Value Fund	$1,052	$185	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%	$8,428
Class M	1.40%	1,411
Class C	1.90%	3,884
Class I	.90%	–
Class Z	.75%	6,190
		$19,913

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $23.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,179.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Value Fund
Distributions to shareholders
Class A	$4,405,947	$205,317
Class M	990,545	37,814
Class C	660,630	–
Class I	5,021,021	82,464
Class Z	2,393,674	16,081
Total	$13,471,817	$341,676

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Value Fund
Class A
Shares sold	1,043,125	2,070,465	$34,325,591	$62,720,288
Reinvestment of distributions	137,847	7,842	4,297,977	197,382
Shares redeemed	(824,446)	(857,494)	(26,871,280)	(26,539,566)
Net increase (decrease)	356,526	1,220,813	$11,752,288	$36,378,104
Class M
Shares sold	78,120	187,721	$2,547,354	$5,657,125
Reinvestment of distributions	31,736	1,499	979,513	37,347
Shares redeemed	(59,474)	(117,261)	(1,917,547)	(3,525,533)
Net increase (decrease)	50,382	71,959	$1,609,320	$2,168,939
Class C
Shares sold	165,311	340,728	$5,064,259	$10,132,951
Reinvestment of distributions	22,308	–	654,000	–
Shares redeemed	(60,992)	(170,743)	(1,863,423)	(5,054,858)
Net increase (decrease)	126,627	169,985	$3,854,836	$5,078,093
Class I
Shares sold	3,461,223	3,424,750	$114,105,414	$108,609,348
Reinvestment of distributions	157,060	3,071	4,946,432	78,075
Shares redeemed	(1,118,895)	(782,774)	(37,116,772)	(25,258,770)
Net increase (decrease)	2,499,388	2,645,047	$81,935,074	$83,428,653
Class Z
Shares sold	1,259,713	1,636,399	$41,652,486	$52,739,816
Reinvestment of distributions	65,065	481	2,047,896	12,215
Shares redeemed	(665,351)	(370,213)	(22,181,681)	(11,945,699)
Net increase (decrease)	659,427	1,266,667	$21,518,701	$40,806,332

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Advisor Value Fund
Class A	1.15%
Actual		$1,000.00	$974.30	$5.63
Hypothetical-C		$1,000.00	$1,019.09	$5.76
Class M	1.40%
Actual		$1,000.00	$973.30	$6.85
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Class C	1.90%
Actual		$1,000.00	$970.70	$9.28
Hypothetical-C		$1,000.00	$1,015.37	$9.49
Class I	.89%
Actual		$1,000.00	$975.50	$4.36
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Class Z	.75%
Actual		$1,000.00	$976.30	$3.68
Hypothetical-C		$1,000.00	$1,021.08	$3.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FAV-SANN-0622
1.800650.118

Fidelity Advisor® High Income Advantage Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Bond Issuers as of April 30, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3
Citigroup, Inc.	2.1
TransDigm, Inc.	2.1
Altice France SA	1.7
Caesars Entertainment, Inc.	1.6
JPMorgan Chase & Co.	1.6
Bank of America Corp.	1.4
Ally Financial, Inc.	1.3
Tenet Healthcare Corp.	1.2
Occidental Petroleum Corp.	1.1
16.4

Top Five Market Sectors as of April 30, 2022

% of fund's net assets
Energy	11.9
Banks & Thrifts	8.6
Technology	7.7
Telecommunications	6.3
Healthcare	5.2

Quality Diversification (% of fund's net assets)

As of April 30, 2022
BBB	6.8%
BB	28.1%
B	32.7%
CCC,CC,C	6.5%
Not Rated	1.7%
Equities	12.1%
Short-Term Investments and Net Other Assets	12.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Nonconvertible Bonds	62.4%
Convertible Bonds, Preferred Stocks	0.6%
Common Stocks	11.3%
Bank Loan Obligations	5.7%
Preferred Securities	7.1%
Other	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	12.1%

 * Foreign investments - 12.4%

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	87.6%
Canada	2.8%
Multi-National	2.1%
France	1.8%
Netherlands	1.0%
United Kingdom	0.8%
Luxembourg	0.7%
Ireland	0.7%
Bermuda	0.7%
Other	1.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 63.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Diversified Financial Services - 0.1%
New Cotai LLC 5% 2/24/27 (a)	$1,673	$1,649
Energy - 0.5%
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	711	3,670
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	1,228	5,711
		9,381

TOTAL CONVERTIBLE BONDS		11,030

Nonconvertible Bonds - 62.4%
Aerospace - 3.1%
Allegheny Technologies, Inc.:
4.875% 10/1/29	845	769
5.125% 10/1/31	750	677
Bombardier, Inc.:
6% 2/15/28 (c)	830	718
7.125% 6/15/26 (c)	1,625	1,495
7.5% 12/1/24 (c)	2,472	2,460
7.5% 3/15/25 (c)	1,789	1,735
7.875% 4/15/27 (c)	6,210	5,785
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)	1,575	1,445
Moog, Inc. 4.25% 12/15/27 (c)	480	447
Rolls-Royce PLC 5.75% 10/15/27 (c)	1,440	1,388
Spirit Aerosystems, Inc. 7.5% 4/15/25 (c)	2,035	2,060
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,811
TransDigm, Inc.:
4.625% 1/15/29	4,860	4,229
4.875% 5/1/29	15,000	13,144
5.5% 11/15/27	14,675	13,428
6.25% 3/15/26 (c)	1,870	1,861
7.5% 3/15/27	6,780	6,831
		60,283
Air Transportation - 1.4%
Air Canada 3.875% 8/15/26 (c)	1,240	1,147
Delta Air Lines, Inc. 7% 5/1/25 (c)	369	395
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (c)	6,455	6,411
4.75% 10/20/28 (c)	5,330	5,281
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)	2,795	2,726
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)	4,540	4,631
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (c)	1,044	1,103
United Airlines, Inc.:
4.375% 4/15/26 (c)	3,965	3,828
4.625% 4/15/29 (c)	2,380	2,184
		27,706
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,125	1,766
Automotive & Auto Parts - 1.4%
Allison Transmission, Inc. 5.875% 6/1/29 (c)	1,265	1,249
Arko Corp. 5.125% 11/15/29 (c)	1,290	1,142
Dana, Inc.:
4.25% 9/1/30	1,185	1,016
4.5% 2/15/32	1,305	1,077
Ford Motor Co. 3.25% 2/12/32	4,225	3,433
Ford Motor Credit Co. LLC:
3.375% 11/13/25	3,440	3,303
4% 11/13/30	5,460	4,723
5.113% 5/3/29	1,330	1,260
LCM Investments Holdings 4.875% 5/1/29 (c)	3,295	2,887
McLaren Finance PLC 7.5% 8/1/26 (c)	1,130	1,084
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	1,850	1,743
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (c)	785	724
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (c)(d)(e)	4,255	4,106
		27,747
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
8% 11/1/31	3,105	3,634
8% 11/1/31	16,957	20,172
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	3,795	3,500
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)	1,240	1,148
		28,454
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (c)	1,615	1,524
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	6,155	2,277
Gray Escrow II, Inc. 5.375% 11/15/31 (c)	9,245	7,969
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (c)	1,145	1,015
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (c)	2,980	2,704
5.625% 7/15/27 (c)	3,555	3,459
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)	360	320
Scripps Escrow, Inc. 5.875% 7/15/27 (c)	1,580	1,509
Sirius XM Radio, Inc.:
3.125% 9/1/26 (c)	1,240	1,142
3.875% 9/1/31 (c)	1,655	1,398
4% 7/15/28 (c)	3,220	2,910
5% 8/1/27 (c)	3,200	3,088
Townsquare Media, Inc. 6.875% 2/1/26 (c)	725	722
Univision Communications, Inc. 4.5% 5/1/29 (c)	1,610	1,445
		31,482
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	355	343
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (c)	835	781
CP Atlas Buyer, Inc. 7% 12/1/28 (c)	710	593
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)	590	510
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (c)	1,345	1,227
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	1,540	1,410
6% 12/1/29 (c)	1,600	1,404
6.125% 7/1/29 (c)	850	750
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (c)	1,445	1,355
Victors Merger Corp. 6.375% 5/15/29 (c)	1,610	966
		9,339
Cable/Satellite TV - 4.1%
Block Communications, Inc. 4.875% 3/1/28 (c)	1,090	1,019
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	2,275	1,917
4.5% 5/1/32	21,015	17,677
4.75% 3/1/30 (c)	8,310	7,427
4.75% 2/1/32 (c)	3,745	3,218
5% 2/1/28 (c)	740	705
5.125% 5/1/27 (c)	14,015	13,662
CSC Holdings LLC:
4.5% 11/15/31 (c)	4,015	3,298
5.375% 2/1/28 (c)	5,535	5,082
5.5% 4/15/27 (c)	6,640	6,410
6.5% 2/1/29 (c)	3,900	3,705
DISH DBS Corp.:
5.25% 12/1/26 (c)	2,170	1,992
5.75% 12/1/28 (c)	2,170	1,941
Dolya Holdco 18 DAC 5% 7/15/28 (c)	900	818
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	1,120	1,031
6.5% 9/15/28 (c)	2,990	2,631
VZ Secured Financing BV 5% 1/15/32 (c)	3,455	2,980
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	835	724
Ziggo BV 4.875% 1/15/30 (c)	3,395	3,009
		79,246
Capital Goods - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (c)	1,015	916
Chemicals - 1.6%
Compass Minerals International, Inc. 6.75% 12/1/27 (c)	3,450	3,493
Gpd Companies, Inc. 10.125% 4/1/26 (c)	370	386
Ingevity Corp. 3.875% 11/1/28 (c)	1,515	1,356
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (c)	495	438
LSB Industries, Inc. 6.25% 10/15/28 (c)	3,010	2,950
Olin Corp. 5% 2/1/30	1,555	1,469
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (c)	1,695	1,498
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)	1,035	895
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)	1,985	1,811
The Chemours Co. LLC:
5.375% 5/15/27	4,500	4,343
5.75% 11/15/28 (c)	2,165	2,030
Tronox, Inc. 4.625% 3/15/29 (c)	1,705	1,522
Valvoline, Inc. 4.25% 2/15/30 (c)	1,155	1,002
W.R. Grace Holding LLC 5.625% 8/15/29 (c)	9,055	7,714
		30,907
Consumer Products - 1.5%
Angi Group LLC 3.875% 8/15/28 (c)	750	594
Diamond BC BV 4.625% 10/1/29 (c)	1,015	873
Foundation Building Materials, Inc. 6% 3/1/29 (c)	735	598
Gannett Holdings LLC 6% 11/1/26 (c)	1,230	1,119
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (c)	1,240	1,104
Macy's Retail Holdings LLC:
5.875% 3/15/30 (c)	920	863
6.125% 3/15/32 (c)	885	819
Michaels Companies, Inc. 5.25% 5/1/28 (c)	1,865	1,603
Millennium Escrow Corp. 6.625% 8/1/26 (c)	1,660	1,534
Nordstrom, Inc.:
4.25% 8/1/31	3,515	2,979
4.375% 4/1/30	530	461
5% 1/15/44	250	207
6.95% 3/15/28	75	77
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (c)	1,280	1,190
7.75% 2/15/29 (c)	1,120	1,114
Ritchie Bros. Holdings, Inc. 4.75% 12/15/31 (c)	950	950
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	1,080	905
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)	2,230	1,848
4% 4/15/29 (c)	2,045	1,772
The Scotts Miracle-Gro Co. 4% 4/1/31	1,530	1,258
TKC Holdings, Inc.:
6.875% 5/15/28 (c)	5,855	5,592
10.5% 5/15/29 (c)	1,695	1,631
		29,091
Containers - 0.6%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,280	4,264
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,172
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	825	744
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)	1,125	986
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	570	536
LABL, Inc. 5.875% 11/1/28 (c)	2,095	1,915
Trivium Packaging Finance BV 5.5% 8/15/26 (c)	1,075	1,039
		10,656
Diversified Financial Services - 2.2%
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)	2,115	1,835
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	965	902
Coinbase Global, Inc.:
3.375% 10/1/28 (c)	1,270	986
3.625% 10/1/31 (c)	1,270	938
Compass Group Diversified Holdings LLC:
5% 1/15/32 (c)	870	740
5.25% 4/15/29 (c)	2,270	2,037
Hightower Holding LLC 6.75% 4/15/29 (c)	785	723
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,415	2,946
5.25% 5/15/27	5,725	5,324
6.25% 5/15/26	6,840	6,781
LPL Holdings, Inc. 4% 3/15/29 (c)	2,270	2,066
MSCI, Inc.:
3.25% 8/15/33 (c)	1,245	1,052
4% 11/15/29 (c)	900	829
OneMain Finance Corp.:
4% 9/15/30	720	589
5.375% 11/15/29	9,325	8,369
6.625% 1/15/28	1,185	1,170
6.875% 3/15/25	775	779
7.125% 3/15/26	4,710	4,769
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (c)	510	488
		43,323
Diversified Media - 0.4%
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (c)	810	765
4.75% 7/15/31 (c)	805	761
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	5,660	5,532
		7,058
Energy - 7.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (c)	1,205	1,129
5.75% 3/1/27 (c)	2,355	2,293
5.75% 1/15/28 (c)	1,705	1,658
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	1,045	951
Callon Petroleum Co. 6.375% 7/1/26	1,080	1,042
CGG SA 8.75% 4/1/27 (c)	1,530	1,519
Cheniere Energy Partners LP:
3.25% 1/31/32 (c)	1,270	1,086
4% 3/1/31	3,980	3,602
Cheniere Energy, Inc. 4.625% 10/15/28	2,980	2,883
Chesapeake Energy Corp.:
4.875% 4/15/22 (a)(f)	2,950	0
5.75% 3/15/23 (a)(f)	1,890	0
5.875% 2/1/29 (c)	735	727
6.75% 4/15/29 (c)	1,150	1,157
7% 10/1/24 (a)(f)	840	0
8% 1/15/25 (a)(f)	480	0
8% 6/15/27 (a)(f)	300	0
Citgo Holding, Inc. 9.25% 8/1/24 (c)	1,880	1,868
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	1,105	1,098
7% 6/15/25 (c)	3,035	3,014
CNX Midstream Partners LP 4.75% 4/15/30 (c)	900	828
CNX Resources Corp. 6% 1/15/29 (c)	690	681
Colgate Energy Partners III LLC 5.875% 7/1/29 (c)	1,165	1,153
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	3,405	3,277
6.75% 3/1/29 (c)	5,695	5,759
7.5% 5/15/25 (c)	1,901	1,940
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	10,000	9,738
6% 2/1/29 (c)	6,365	6,191
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	665	651
CVR Energy, Inc.:
5.25% 2/15/25 (c)	2,375	2,298
5.75% 2/15/28 (c)	3,170	2,971
DCP Midstream Operating LP:
5.85% 5/21/43 (c)(d)	5,180	4,708
8.125% 8/16/30	130	153
Delek Logistics Partners LP 7.125% 6/1/28 (c)	2,345	2,241
DT Midstream, Inc.:
4.125% 6/15/29 (c)	1,215	1,106
4.375% 6/15/31 (c)	1,215	1,088
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (c)	1,365	1,369
6.625% 7/15/25 (c)	760	781
EnLink Midstream LLC 5.375% 6/1/29	650	633
Hess Midstream Partners LP:
4.25% 2/15/30 (c)	1,345	1,234
5.125% 6/15/28 (c)	1,570	1,519
5.5% 10/15/30 (c)	890	877
5.625% 2/15/26 (c)	2,390	2,390
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	310	309
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (c)	1,060	1,008
6.375% 4/15/27 (c)	890	908
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)	2,300	1,489
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (c)	1,855	1,855
MEG Energy Corp. 7.125% 2/1/27 (c)	1,580	1,604
Mesquite Energy, Inc. 7.25% 2/15/23 (a)(c)(f)	6,264	0
Nabors Industries Ltd.:
7.25% 1/15/26 (c)	1,580	1,544
7.5% 1/15/28 (c)	1,360	1,302
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	2,675	2,589
6.75% 9/15/25 (c)	540	531
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	1,410	1,328
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	5	4
Occidental Petroleum Corp.:
3.5% 8/15/29	1,870	1,746
4.625% 6/15/45	1,675	1,445
5.875% 9/1/25	1,500	1,541
6.125% 1/1/31	3,010	3,164
6.2% 3/15/40	800	828
6.375% 9/1/28	2,410	2,531
6.45% 9/15/36	2,650	2,875
6.6% 3/15/46	1,590	1,733
6.625% 9/1/30	2,995	3,246
7.2% 3/15/29	545	589
7.5% 5/1/31	155	177
8.875% 7/15/30	1,595	1,916
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	3,384
7.25% 6/15/25	2,125	2,052
9.25% 5/15/25 (c)	4,650	4,813
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	3,307
Renewable Energy Group, Inc. 5.875% 6/1/28 (c)	845	895
SM Energy Co.:
5.625% 6/1/25	2,230	2,180
6.625% 1/15/27	850	846
6.75% 9/15/26	845	841
Southwestern Energy Co.:
5.375% 3/15/30	1,665	1,644
7.75% 10/1/27	1,285	1,341
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)	1,610	1,464
Summit Midstream Holdings LLC 8.5% (c)(g)	1,290	1,204
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,320	1,187
4.5% 4/30/30 (c)	1,710	1,543
6% 4/15/27	4,240	4,272
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (c)	1,245	1,136
7.5% 10/1/25 (c)	1,120	1,143
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,405	1,351
Teine Energy Ltd. 6.875% 4/15/29 (c)	1,145	1,139
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	1,035	944
4.125% 8/15/31 (c)	1,035	939
		151,500
Environmental - 0.6%
Covanta Holding Corp.:
4.875% 12/1/29 (c)	2,585	2,352
5% 9/1/30	1,495	1,349
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	2,155	2,155
GFL Environmental, Inc.:
4% 8/1/28 (c)	1,275	1,122
4.75% 6/15/29 (c)	1,625	1,475
Madison IAQ LLC:
4.125% 6/30/28 (c)	1,535	1,347
5.875% 6/30/29 (c)	1,225	998
		10,798
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	4,630	3,900
4.625% 1/15/27 (c)	3,425	3,208
4.875% 2/15/30 (c)	6,100	5,521
BellRing Brands, Inc. 7% 3/15/30 (c)	2,175	2,126
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	675	593
Parkland Corp.:
4.5% 10/1/29 (c)	1,145	1,002
4.625% 5/1/30 (c)	1,735	1,518
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	1,470	1,435
		19,303
Food/Beverage/Tobacco - 2.4%
C&S Group Enterprises LLC 5% 12/15/28 (c)	1,110	945
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)	855	770
Del Monte Foods, Inc. 11.875% 5/15/25 (c)	860	939
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	4,025	4,156
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	10,845	10,709
6.5% 4/15/29 (c)	4,655	4,818
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	1,185	1,255
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (c)	1,720	1,535
4.375% 1/31/32 (c)	860	768
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	1,160	1,031
5.5% 10/15/27 (c)	1,353	1,313
Pilgrim's Pride Corp.:
4.25% 4/15/31 (c)	2,740	2,500
5.875% 9/30/27 (c)	1,110	1,118
Post Holdings, Inc.:
4.5% 9/15/31 (c)	6,170	5,131
4.625% 4/15/30 (c)	2,050	1,753
5.5% 12/15/29 (c)	865	787
5.625% 1/15/28 (c)	2,640	2,496
Simmons Foods, Inc. 4.625% 3/1/29 (c)	1,070	966
TreeHouse Foods, Inc. 4% 9/1/28	500	407
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	810	670
U.S. Foods, Inc. 4.625% 6/1/30 (c)	1,070	958
United Natural Foods, Inc. 6.75% 10/15/28 (c)	1,055	1,056
		46,081
Gaming - 2.9%
Affinity Gaming LLC 6.875% 12/15/27 (c)	550	515
Boyd Gaming Corp. 4.75% 6/15/31 (c)	2,025	1,831
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	2,530	2,169
6.25% 7/1/25 (c)	5,705	5,767
8.125% 7/1/27 (c)	11,605	12,127
Caesars Resort Collection LLC 5.75% 7/1/25 (c)	1,900	1,940
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (c)	890	858
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)	3,710	3,366
6.75% 1/15/30 (c)	3,480	3,011
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)	1,250	1,225
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (c)	1,140	912
5.75% 7/21/28 (c)	750	623
MGM Resorts International 4.75% 10/15/28	1,470	1,350
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (c)	2,515	2,754
Premier Entertainment Sub LLC:
5.625% 9/1/29 (c)	6,120	4,896
5.875% 9/1/31 (c)	2,910	2,292
Station Casinos LLC 4.625% 12/1/31 (c)	1,300	1,089
Studio City Finance Ltd. 5% 1/15/29 (c)	725	494
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (c)	1,445	1,370
4.25% 12/1/26 (c)	3,015	2,857
4.625% 12/1/29 (c)	1,720	1,615
Wynn Macau Ltd. 5.125% 12/15/29 (c)	2,345	1,853
		54,914
Healthcare - 4.1%
180 Medical, Inc. 3.875% 10/15/29 (c)	910	810
Avantor Funding, Inc. 3.875% 11/1/29 (c)	860	772
Cano Health, Inc. 6.25% 10/1/28 (c)	565	521
Catalent Pharma Solutions:
3.5% 4/1/30 (c)	850	739
5% 7/15/27 (c)	595	576
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	1,215	1,100
4% 3/15/31 (c)	1,545	1,379
4.25% 5/1/28 (c)	485	463
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	2,025	1,716
5.25% 5/15/30 (c)	2,625	2,301
5.625% 3/15/27 (c)	725	691
6% 1/15/29 (c)	1,085	1,026
6.125% 4/1/30 (c)	3,220	2,648
8% 3/15/26 (c)	11,505	11,894
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)	535	436
4.625% 6/1/30 (c)	4,045	3,519
Encompass Health Corp. 5.75% 9/15/25	400	407
Grifols Escrow Issuer SA 4.75% 10/15/28 (c)	850	776
HealthEquity, Inc. 4.5% 10/1/29 (c)	895	818
Hologic, Inc. 4.625% 2/1/28 (c)	645	631
IQVIA, Inc. 5% 10/15/26 (c)	1,125	1,119
Jazz Securities DAC 4.375% 1/15/29 (c)	1,635	1,506
Minerva Merger Sub, Inc. 6.5% 2/15/30 (c)	1,760	1,620
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)	955	836
Modivcare, Inc. 5.875% 11/15/25 (c)	1,105	1,083
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	1,360	1,227
3.875% 5/15/32 (c)	1,730	1,519
Option Care Health, Inc. 4.375% 10/31/29 (c)	950	854
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	2,775	2,582
5.125% 4/30/31 (c)	2,410	2,178
Owens & Minor, Inc. 4.5% 3/31/29 (c)	1,065	958
Radiology Partners, Inc. 9.25% 2/1/28 (c)	2,905	2,760
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	1,340	1,246
Syneos Health, Inc. 3.625% 1/15/29 (c)	1,080	955
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	8,360	7,553
4.375% 1/15/30 (c)	6,245	5,682
6.125% 10/1/28 (c)	2,590	2,486
6.25% 2/1/27 (c)	6,945	6,893
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	865	791
5.125% 5/9/29	865	785
Vizient, Inc. 6.25% 5/15/27 (c)	450	465
		78,321
Homebuilders/Real Estate - 1.9%
Arcosa, Inc. 4.375% 4/15/29 (c)	1,075	981
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)	1,240	1,015
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)	1,080	902
Century Communities, Inc. 3.875% 8/15/29 (c)	1,245	1,049
DTZ U.S. Borrower LLC 6.75% 5/15/28 (c)	1,455	1,484
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	1,230
5% 10/15/27	8,660	8,309
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	4,695	3,926
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (c)	1,725	1,398
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (c)	1,070	926
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	1,416	1,292
5.75% 1/15/28 (c)	2,100	2,053
5.875% 6/15/27 (c)	1,490	1,479
TopBuild Corp. 3.625% 3/15/29 (c)	755	658
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	1,883
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	4,258	3,800
6.5% 2/15/29 (c)	5,265	4,543
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	675	596
		37,524
Hotels - 0.1%
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (c)	725	657
4% 5/1/31 (c)	1,085	970
4.875% 1/15/30	1,180	1,138
		2,765
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (c)	1,240	1,083
7% 11/15/25 (c)	5,150	5,014
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	1,470	1,358
5.875% 11/1/29 (c)	1,290	1,203
6.75% 10/15/27 (c)	2,275	2,151
AmWINS Group, Inc. 4.875% 6/30/29 (c)	1,205	1,103
AssuredPartners, Inc. 5.625% 1/15/29 (c)	845	743
HUB International Ltd.:
5.625% 12/1/29 (c)	1,895	1,739
7% 5/1/26 (c)	1,750	1,735
MGIC Investment Corp. 5.25% 8/15/28	1,040	976
		17,105
Leisure - 1.2%
Boyne U.S.A., Inc. 4.75% 5/15/29 (c)	840	779
Carnival Corp.:
4% 8/1/28 (c)	2,480	2,235
7.625% 3/1/26 (c)	1,085	1,063
9.875% 8/1/27 (c)	2,250	2,425
NCL Corp. Ltd.:
5.875% 3/15/26 (c)	1,615	1,492
5.875% 2/15/27 (c)	1,770	1,687
NCL Finance Ltd. 6.125% 3/15/28 (c)	675	608
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (c)	1,295	1,190
10.875% 6/1/23 (c)	1,890	1,977
11.5% 6/1/25 (c)	1,636	1,777
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)	1,665	1,515
Vail Resorts, Inc. 6.25% 5/15/25 (c)	850	869
Viking Cruises Ltd. 13% 5/15/25 (c)	1,265	1,384
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	625	552
Voc Escrow Ltd. 5% 2/15/28 (c)	3,625	3,272
		22,825
Metals/Mining - 1.5%
Alcoa Nederland Holding BV 4.125% 3/31/29 (c)	1,980	1,854
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(f)	1,770	0
Arconic Corp.:
6% 5/15/25 (c)	900	903
6.125% 2/15/28 (c)	2,225	2,155
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (c)	3,200	2,999
4.875% 3/1/31 (c)	1,480	1,369
5.875% 6/1/27	3,215	3,199
Eldorado Gold Corp. 6.25% 9/1/29 (c)	1,895	1,819
ERO Copper Corp. 6.5% 2/15/30 (c)	1,320	1,184
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	2,395	2,401
6.875% 3/1/26 (c)	2,600	2,591
7.25% 4/1/23 (c)	299	299
7.5% 4/1/25 (c)	4,135	4,176
FMG Resources Pty Ltd. 4.375% 4/1/31 (c)	1,145	1,013
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	905	837
Mineral Resources Ltd.:
8% 11/1/27 (c)	895	892
8.5% 5/1/30 (c)	660	652
		28,343
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (c)	760	663
4% 9/1/29 (c)	1,515	1,298
Cascades, Inc.:
5.125% 1/15/26 (c)	790	768
5.375% 1/15/28 (c)	790	762
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)	1,060	1,057
8.75% 4/15/30 (c)	2,225	2,034
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (c)	1,575	1,605
Glatfelter Corp. 4.75% 11/15/29 (c)	1,290	1,032
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	1,210	1,245
Mercer International, Inc. 5.125% 2/1/29	1,920	1,784
		12,248
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	2,185	2,208
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (c)	1,245	1,114
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (c)	1,630	1,500
4% 10/15/30 (c)	5,185	4,432
4.375% 1/15/28 (c)	1,490	1,360
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)	715	665
Papa John's International, Inc. 3.875% 9/15/29 (c)	765	669
Yum! Brands, Inc. 4.625% 1/31/32	1,530	1,390
		10,016
Services - 2.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	1,335	1,226
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)	2,450	2,027
ASGN, Inc. 4.625% 5/15/28 (c)	1,350	1,254
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	2,899	2,566
4.625% 6/1/28 (c)	1,921	1,686
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	1,385	1,276
4% 7/1/29 (c)	805	743
CoreCivic, Inc. 8.25% 4/15/26	6,940	7,129
Fair Isaac Corp. 4% 6/15/28 (c)	1,530	1,398
Gartner, Inc.:
3.625% 6/15/29 (c)	1,160	1,038
3.75% 10/1/30 (c)	1,535	1,369
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	1,360	1,356
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)	2,165	1,886
Hertz Corp.:
4.625% 12/1/26 (c)	740	675
5% 12/1/29 (c)	1,435	1,256
5.5% 10/15/24 (a)(c)(f)	1,505	2
6% 1/15/28 (a)(c)(f)	1,385	81
6.25% 10/15/22 (a)(f)	1,605	2
7.125% 8/1/26 (a)(c)(f)	1,430	82
IAA, Inc. 5.5% 6/15/27 (c)	755	738
Iron Mountain, Inc.:
4.5% 2/15/31 (c)	2,975	2,549
4.875% 9/15/29 (c)	3,000	2,748
Service Corp. International 4% 5/15/31	1,610	1,449
Sotheby's 7.375% 10/15/27 (c)	640	631
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)	2,410	2,264
The GEO Group, Inc.:
5.125% 4/1/23	1,365	1,302
5.875% 10/15/24	1,967	1,751
6% 4/15/26	1,360	1,098
TriNet Group, Inc. 3.5% 3/1/29 (c)	1,135	1,029
Uber Technologies, Inc.:
4.5% 8/15/29 (c)	3,730	3,212
6.25% 1/15/28 (c)	1,225	1,213
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	1,285	1,250
		48,286
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	780	687
Infrabuild Australia Pty Ltd. 12% 10/1/24 (c)	1,790	1,808
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	610	549
		3,044
Super Retail - 1.3%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	459
4.625% 11/15/29 (c)	5,820	5,239
4.75% 3/1/30	489	438
5% 2/15/32 (c)	1,535	1,362
At Home Group, Inc. 4.875% 7/15/28 (c)	820	678
Bath & Body Works, Inc.:
6.625% 10/1/30 (c)	3,760	3,740
6.75% 7/1/36	3,470	3,366
6.875% 11/1/35	970	948
7.5% 6/15/29	1,135	1,173
Carvana Co. 5.5% 4/15/27 (c)	5,530	4,425
EG Global Finance PLC 8.5% 10/30/25 (c)	2,295	2,295
Lithia Motors, Inc. 3.875% 6/1/29 (c)	1,770	1,598
		25,721
Technology - 4.1%
Acuris Finance U.S. 5% 5/1/28 (c)	5,710	5,225
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	1,545	1,433
Block, Inc. 3.5% 6/1/31 (c)	1,615	1,353
CA Magnum Holdings 5.375% (c)(g)	690	662
Camelot Finance SA 4.5% 11/1/26 (c)	1,515	1,424
CDK Global, Inc. 5.25% 5/15/29 (c)	870	877
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,070	1,929
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (c)	1,440	1,282
4.875% 7/1/29 (c)	1,360	1,199
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	1,006
Elastic NV 4.125% 7/15/29 (c)	2,330	2,085
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (c)	6,110	5,422
5.25% 12/1/27 (c)	1,495	1,479
II-VI, Inc. 5% 12/15/29 (c)	1,350	1,266
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	1,605	1,503
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)	1,295	1,141
Match Group Holdings II LLC:
5% 12/15/27 (c)	1,485	1,448
5.625% 2/15/29 (c)	1,565	1,510
MicroStrategy, Inc. 6.125% 6/15/28 (c)	4,490	4,114
NCR Corp.:
5% 10/1/28 (c)	750	716
5.125% 4/15/29 (c)	3,710	3,534
5.25% 10/1/30 (c)	750	709
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	815	835
onsemi 3.875% 9/1/28 (c)	1,500	1,392
Open Text Corp.:
3.875% 2/15/28 (c)	3,790	3,452
3.875% 12/1/29 (c)	955	849
Open Text Holdings, Inc.:
4.125% 2/15/30 (c)	790	701
4.125% 12/1/31 (c)	780	676
Pitney Bowes, Inc.:
6.875% 3/15/27 (c)	765	707
7.25% 3/15/29 (c)	765	699
PTC, Inc.:
3.625% 2/15/25 (c)	925	896
4% 2/15/28 (c)	915	848
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	830	676
Roblox Corp. 3.875% 5/1/30 (c)	1,295	1,114
Sensata Technologies BV 4% 4/15/29 (c)	1,530	1,364
Synaptics, Inc. 4% 6/15/29 (c)	900	793
TTM Technologies, Inc. 4% 3/1/29 (c)	1,135	993
Twilio, Inc.:
3.625% 3/15/29	5,725	5,052
3.875% 3/15/31	1,340	1,152
Uber Technologies, Inc.:
7.5% 9/15/27 (c)	4,885	5,027
8% 11/1/26 (c)	7,110	7,448
Unisys Corp. 6.875% 11/1/27 (c)	830	833
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)	2,600	2,291
		79,115
Telecommunications - 5.6%
Altice Financing SA:
5% 1/15/28 (c)	1,580	1,319
5.75% 8/15/29 (c)	3,315	2,793
Altice France SA:
5.125% 7/15/29 (c)	9,000	7,619
5.5% 1/15/28 (c)	3,740	3,296
5.5% 10/15/29 (c)	14,870	12,677
8.125% 2/1/27 (c)	3,925	3,954
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	7,020	6,792
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	735	646
5.625% 9/15/28 (c)	580	497
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	2,530	2,309
5.875% 10/15/27 (c)	1,375	1,317
6% 1/15/30 (c)	1,710	1,488
6.75% 5/1/29 (c)	1,620	1,460
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)	3,610	3,399
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	1,895	1,725
6.75% 10/15/27 (c)	1,453	1,444
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	8,140	6,606
3.75% 7/15/29 (c)	3,160	2,568
Millicom International Cellular SA 4.5% 4/27/31 (c)	235	203
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26	515	431
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (c)	850	773
6% 2/15/28 (c)	565	473
Sable International Finance Ltd. 5.75% 9/7/27 (c)	3,635	3,579
SBA Communications Corp.:
3.125% 2/1/29	1,695	1,454
3.875% 2/15/27	2,375	2,254
Sprint Capital Corp.:
6.875% 11/15/28	6,720	7,376
8.75% 3/15/32	5,625	7,148
Sprint Corp. 7.625% 3/1/26	490	532
T-Mobile U.S.A., Inc. 3.5% 4/15/31	575	510
Uniti Group, Inc.:
6% 1/15/30 (c)	2,125	1,772
7.875% 2/15/25 (c)	2,455	2,498
Virgin Media Finance PLC 5% 7/15/30 (c)	4,135	3,597
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)	2,875	2,465
Windstream Escrow LLC 7.75% 8/15/28 (c)	8,515	8,111
Zayo Group Holdings, Inc. 4% 3/1/27 (c)	2,375	2,066
		107,151
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (c)	825	658
4.25% 3/15/29 (c)	1,110	944
Foot Locker, Inc. 4% 10/1/29 (c)	850	708
Kontoor Brands, Inc. 4.125% 11/15/29 (c)	760	659
Victoria's Secret & Co. 4.625% 7/15/29 (c)	3,075	2,523
		5,492
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (c)	1,240	1,094
Utilities - 2.5%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	1,705	1,466
3.75% 1/15/32 (c)	850	720
4.75% 3/15/28 (c)	970	917
NRG Energy, Inc.:
3.375% 2/15/29 (c)	665	564
3.625% 2/15/31 (c)	1,320	1,099
3.875% 2/15/32 (c)	2,070	1,728
5.25% 6/15/29 (c)	1,615	1,521
5.75% 1/15/28	2,590	2,532
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	383
3.75% 7/1/28	400	368
3.75% 8/15/42	640	470
3.95% 12/1/47	3,240	2,369
4% 12/1/46	3,350	2,491
4.55% 7/1/30	4,919	4,555
PG&E Corp.:
5% 7/1/28	9,040	8,319
5.25% 7/1/30	1,150	1,045
Pike Corp. 5.5% 9/1/28 (c)	3,995	3,625
TerraForm Global, Inc. 6.125% 3/1/26 (c)	3,110	3,056
Vistra Operations Co. LLC:
4.375% 5/1/29 (c)	3,105	2,818
5% 7/31/27 (c)	3,565	3,396
5.5% 9/1/26 (c)	522	520
5.625% 2/15/27 (c)	4,435	4,368
		48,330

TOTAL NONCONVERTIBLE BONDS		1,201,272

TOTAL CORPORATE BONDS
(Cost $1,300,374)		1,212,302
	Shares	Value (000s)

Common Stocks - 11.3%
Air Transportation - 0.0%
GXO Logistics, Inc. (h)	4,400	260
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (a)(h)	29,835	136
Banks & Thrifts - 0.0%
Mr. Cooper Group, Inc. (h)	1,504	68
Broadcasting - 0.4%
Nexstar Broadcasting Group, Inc. Class A	51,625	8,178
Building Materials - 0.1%
Carrier Global Corp.	45,200	1,730
Capital Goods - 0.2%
Zebra Technologies Corp. Class A (h)	9,600	3,549
Chemicals - 0.6%
CF Industries Holdings, Inc.	59,700	5,781
The Chemours Co. LLC	156,100	5,162

TOTAL CHEMICALS		10,943

Consumer Products - 0.5%
Tapestry, Inc.	47,300	1,557
Tempur Sealy International, Inc.	200,709	5,441
Ulta Beauty, Inc. (h)	4,600	1,825

TOTAL CONSUMER PRODUCTS		8,823

Containers - 0.4%
Berry Global Group, Inc. (h)	45,000	2,536
WestRock Co.	89,000	4,408

TOTAL CONTAINERS		6,944

Diversified Financial Services - 0.2%
Axis Energy Services, LLC Class A (a)	3,912	1
OneMain Holdings, Inc.	103,100	4,735

TOTAL DIVERSIFIED FINANCIAL SERVICES		4,736

Energy - 2.4%
California Resources Corp.	458,551	18,438
California Resources Corp. warrants 10/27/24 (h)	8,300	99
Cheniere Energy, Inc.	46,700	6,342
Chesapeake Energy Corp. (i)	70,272	5,764
Chesapeake Energy Corp. (b)(h)	3,530	290
Denbury, Inc. warrants 9/18/25 (h)	49,275	1,774
Diamond Offshore Drilling, Inc. (h)	16,382	129
EP Energy Corp. (a)(h)	147,125	1,365
Forbes Energy Services Ltd. (a)(h)	65,062	0
Jonah Energy Parent LLC (a)(h)	73,213	4,937
Mesquite Energy, Inc. (a)(h)	90,382	5,040
Noble Corp. (c)	1,410	45
PureWest Energy (a)	3,289	39
PureWest Energy rights (a)(h)	1,983	0
Superior Energy Services, Inc. Class A (a)(h)	17,671	452
Tidewater, Inc.:
warrants 11/14/42 (h)	36,326	797
warrants 11/14/42 (h)	12,651	278

TOTAL ENERGY		45,789

Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (a)(b)(h)	1,458,195	0
Environmental - 0.2%
Darling Ingredients, Inc. (h)	65,537	4,810
Food & Drug Retail - 0.3%
Northeast Grocery, Inc. (a)(b)	339,746	135
Southeastern Grocers, Inc. (a)(b)(h)	250,623	5,895

TOTAL FOOD & DRUG RETAIL		6,030

Food/Beverage/Tobacco - 0.4%
JBS SA	962,400	7,368
Gaming - 0.9%
Boyd Gaming Corp.	75,300	4,562
Caesars Entertainment, Inc. (h)	179,200	11,877
Studio City International Holdings Ltd.:
ADR (h)	35,600	136
ADR (c)	32,338	123

TOTAL GAMING		16,698

Healthcare - 0.4%
Charles River Laboratories International, Inc. (h)	13,300	3,212
IQVIA Holdings, Inc. (h)	23,000	5,014

TOTAL HEALTHCARE		8,226

Metals/Mining - 0.2%
First Quantum Minerals Ltd.	172,100	4,934
Warrior Metropolitan Coal, Inc.	692	24

TOTAL METALS/MINING		4,958

Services - 0.2%
ASGN, Inc. (h)	32,400	3,676
Super Retail - 0.6%
Arena Brands Holding Corp. Class B (a)(b)(h)	42,253	115
Bath & Body Works, Inc.	40,300	2,131
Lowe's Companies, Inc.	14,100	2,788
PVH Corp.	29,800	2,169
RH (h)	4,800	1,613
Williams-Sonoma, Inc.	18,500	2,414

TOTAL SUPER RETAIL		11,230

Technology - 2.7%
Adobe, Inc. (h)	13,400	5,306
CDW Corp.	18,200	2,970
Global Payments, Inc.	45,200	6,191
Lam Research Corp.	15,600	7,266
Marvell Technology, Inc.	82,100	4,768
Meta Platforms, Inc. Class A (h)	18,500	3,709
Microchip Technology, Inc.	66,600	4,342
Microsoft Corp.	14,700	4,080
NVIDIA Corp.	15,100	2,801
NXP Semiconductors NV	14,200	2,427
onsemi (h)	96,100	5,008
SS&C Technologies Holdings, Inc.	56,300	3,640

TOTAL TECHNOLOGY		52,508

Telecommunications - 0.2%
GTT Communications, Inc. rights (a)(h)	65,582	66
T-Mobile U.S., Inc. (h)	25,300	3,115

TOTAL TELECOMMUNICATIONS		3,181

Textiles/Apparel - 0.0%
Victoria's Secret & Co. (h)	13,433	633
Utilities - 0.4%
NRG Energy, Inc.	104,600	3,755
PG&E Corp. (h)	307,379	3,888

TOTAL UTILITIES		7,643

TOTAL COMMON STOCKS
(Cost $143,646)		218,117
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 5.7%
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (d)(e)(j)	1,240	1,226
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/8/26 (d)(e)(j)	197	193
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/4/26 (d)(e)(j)	106	104
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (d)(e)(j)	465	480
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (d)(e)(j)	3,465	3,432

TOTAL AIR TRANSPORTATION		5,435

Automotive & Auto Parts - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 12/16/25 (d)(e)(j)	112	103
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7579% 12/17/28 (d)(e)(j)	329	324

TOTAL AUTOMOTIVE & AUTO PARTS		427

Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.3148% 2/27/28 (d)(e)(j)	1,228	1,217
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (d)(e)(j)	900	914
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 1/31/29 (d)(e)(j)	1,005	991

TOTAL BROADCASTING		1,905

Building Materials - 0.3%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (d)(e)(j)	3,181	2,640
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/25/29 (d)(e)(j)	3,345	3,179
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0187% 6/4/28 (d)(e)(j)	859	826

TOTAL BUILDING MATERIALS		6,645

Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 11/9/28 (d)(e)(j)	519	508
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 9/22/28 (d)(e)(j)	379	375

TOTAL CHEMICALS		883

Consumer Products - 0.3%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (d)(e)(j)	2,541	2,357
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (d)(e)(j)	729	664
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 15.5% 5/8/26 (a)(d)(e)(j)	1,951	1,951

TOTAL CONSUMER PRODUCTS		4,972

Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (d)(e)(j)	188	167
Energy - 0.2%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (d)(e)(j)	215	212
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (d)(e)(j)	3,643	3,628
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (a)(d)(f)(j)	610	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (a)(e)(f)(j)	1,671	0
term loan 3 month U.S. LIBOR + 0.000% 0% (a)(e)(f)(j)	721	0
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 11/14/25 (d)(e)(j)	334	329

TOTAL ENERGY		4,169

Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.2637% 11/30/28 (d)(e)(j)	316	315
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.2637% 11/30/28 (d)(e)(j)	24	24
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (d)(e)(j)	407	394

TOTAL ENVIRONMENTAL		733

Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.0011% 1/24/29 (d)(e)(j)	330	323
Gaming - 0.3%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.7004% 1/27/29 (d)(e)(j)	5,550	5,521
Light & Wonder, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 3.5728% 4/7/29 (d)(e)(j)	350	348

TOTAL GAMING		5,869

Healthcare - 0.7%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (d)(e)(j)	2,300	2,290
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 5/5/28 (d)(e)(j)	923	921
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5625% 6/2/28 (d)(e)(j)	2,232	2,220
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (d)(e)(j)	985	977
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3125% 7/3/28 (d)(e)(j)	271	269
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 6/13/26 (d)(e)(j)	8,543	7,539

TOTAL HEALTHCARE		14,216

Hotels - 0.4%
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 10/18/28 (d)(e)(j)	7,112	6,997
Insurance - 0.5%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.0137% 2/15/27 (d)(e)(j)	204	203
Alliant Holdings Intermediate LLC:
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 5/9/25 (d)(e)(j)	1,639	1,621
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0513% 11/6/27 (d)(e)(j)	1,793	1,779
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3479% 4/25/25 (d)(e)(j)	5,803	5,769

TOTAL INSURANCE		9,372

Paper - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 4.7834% 3/30/29 (d)(e)(j)	1,340	1,321
Services - 0.8%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.8011% 12/20/29 (d)(e)(j)	165	163
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 12/21/28 (d)(e)(j)	93	92
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 1/31/29 (d)(e)(j)	590	585
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 12/21/28 (d)(e)(j)	93	92
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (d)(e)(j)	2,170	2,140
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 12/10/28 (d)(e)(j)	6,234	6,153
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.256% 8/22/25 (d)(e)(j)	2,615	2,599
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.756% 2/21/25 (d)(e)(j)	765	757
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (d)(e)(j)	1,077	1,018
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (d)(e)(j)	2,685	2,671

TOTAL SERVICES		16,270

Technology - 0.9%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.8004% 2/16/28 (d)(e)(j)	142	141
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.009% 2/15/29 (d)(e)(j)	4,161	4,098
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (e)(j)(k)(l)	705	695
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.7637% 10/31/26 (d)(e)(j)	161	159
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 3/31/28 (d)(e)(j)	258	255
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 8/19/28 (d)(e)(j)	1,570	1,556
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3125% 7/3/28 (d)(e)(j)	1,088	1,081
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 2/1/28 (d)(e)(j)	1,769	1,753
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.7637% 6/2/28 (d)(e)(j)	905	895
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 8/31/28 (d)(e)(j)	888	873
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (d)(e)(j)	771	758
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 1/31/27 (d)(e)(j)	390	388
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (d)(e)(j)	3,995	3,950
2LN, term loan 1 month U.S. LIBOR + 5.250% 6.2116% 5/3/27 (d)(e)(j)	570	564
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7637% 2/28/27 (d)(e)(j)	319	315

TOTAL TECHNOLOGY		17,481

Telecommunications - 0.5%
Altice France SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 4.7318% 1/31/26 (d)(e)(j)	4,627	4,573
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 5/1/28 (d)(e)(j)	678	666
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.25% 5/31/25 (d)(e)(j)	1,795	1,455
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.506% 11/1/24 (d)(e)(j)	940	894
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7637% 3/9/27 (d)(e)(j)	1,082	1,025

TOTAL TELECOMMUNICATIONS		8,613

Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8125% 6/23/25 (d)(e)(j)	3,734	3,680
TOTAL BANK LOAN OBLIGATIONS
(Cost $115,314)		110,695

Preferred Securities - 7.1%
Banks & Thrifts - 6.2%
Ally Financial, Inc. 4.7% (d)(g)	2,365	2,059
Bank of America Corp.:
5.125% (d)(g)	12,000	11,920
5.875% (d)(g)	14,280	13,777
6.1% (d)(g)	2,590	2,637
Citigroup, Inc.:
4.15% (d)(g)	10,000	8,933
4.7% (d)(g)	2,135	1,964
5% (d)(g)	13,000	12,386
5.35% (d)(g)	12,655	12,778
6.3% (d)(g)	4,585	4,667
Goldman Sachs Group, Inc.:
4.4% (d)(g)	1,120	1,058
4.95% (d)(g)	1,880	1,830
5.3% (d)(g)	15,000	15,181
JPMorgan Chase & Co.:
4% (d)(g)	4,755	4,432
4.6% (d)(g)	3,265	3,042
5% (d)(g)	24,800	23,803

TOTAL BANKS & THRIFTS		120,467

Energy - 0.9%
Energy Transfer LP:
6.25% (d)(g)	1,625	1,402
6.625% (d)(g)	456	401
7.125% (d)(g)	15,300	14,940

TOTAL ENERGY		16,743

TOTAL PREFERRED SECURITIES
(Cost $145,218)		137,210
	Shares	Value (000s)

Other - 0.8%
Other - 0.8%
Fidelity Direct Lending Fund, LP (b)(m)
(Cost $14,577)	1,457,659	14,591

Money Market Funds - 12.5%
Fidelity Cash Central Fund 0.32% (n)	234,530,391	234,577
Fidelity Securities Lending Cash Central Fund 0.32% (n)(o)	6,166,258	6,167
TOTAL MONEY MARKET FUNDS
(Cost $240,744)		240,744
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,959,873)		1,933,659
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(7,962)
NET ASSETS - 100%		$1,925,697

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Level 3 security

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,407,000 or 1.6% of net assets.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $906,844,000 or 47.1% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $255,000 and $252,000, respectively.

 (m) Affiliated Fund

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Chesapeake Energy Corp.	2/10/21	$33
Fidelity Direct Lending Fund, LP	12/9/21 - 4/29/22	$14,577
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	$711
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 1/18/22	$1,228
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$7,224
Northeast Grocery, Inc.	11/8/21	$135
Southeastern Grocers, Inc.	6/1/18	$1,763

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$237,311	$344,618	$347,352	$137	$--	$--	$234,577	0.5%
Fidelity Securities Lending Cash Central Fund 0.32%	--	31,002	24,835	2	--	--	6,167	0.0%
Total	$237,311	$375,620	$372,187	$139	$--	$--	$240,744

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Direct Lending Fund, LP	$--	$14,577	$--	$244	$--	$14	$14,591
Total	$--	$14,577	$--	$244	$--	$14	$14,591

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Direct Lending Fund, LP as presented in the Schedule of Investments. Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$15,002	$15,002	$--	$--
Consumer Discretionary	37,520	37,269	--	251
Consumer Staples	18,208	12,178	--	6,030
Energy	45,750	32,881	1,075	11,794
Financials	4,804	4,803	--	1
Health Care	8,226	8,226	--	--
Industrials	5,666	5,666	--	--
Information Technology	52,414	52,348	--	66
Materials	22,845	22,845	--	--
Utilities	7,682	7,643	--	39
Corporate Bonds	1,212,302	--	1,201,105	11,197
Bank Loan Obligations	110,695	--	108,744	1,951
Preferred Securities	137,210	--	137,210	--
Money Market Funds	240,744	240,744	--	--
Total Investments in Securities:	$1,919,068	$439,605	$1,448,134	$31,329

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Energy:
Beginning Balance	$21,025
Net Realized Gain (Loss) on Investment Securities	529
Net Unrealized Gain (Loss) on Investment Securities	3,491
Cost of Purchases	--
Proceeds of Sales	(13,168)
Amortization/Accretion	--
Transfers into Level 3	1
Transfers out of Level 3	(84)
Ending Balance	$11,794
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2022	$3,491
Other Investments in Securities:
Beginning Balance	$24,363
Net Realized Gain (Loss) on Investment Securities	(2,789)
Net Unrealized Gain (Loss) on Investment Securities
Cost of Purchases	3,788
Proceeds of Sales	(4,196)
Amortization/Accretion	500
Transfers into Level 3	--
Transfers out of Level 3	(4,171)
Ending Balance	$19,535
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2022	$(202)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,864) — See accompanying schedule: Unaffiliated issuers (cost $1,704,552)	$1,678,324
Fidelity Central Funds (cost $240,744)	240,744
Other affiliated issuers (cost $14,577)	14,591
Total Investment in Securities (cost $1,959,873)		$1,933,659
Cash		128
Foreign currency held at value (cost $61)		60
Receivable for investments sold		2,424
Receivable for fund shares sold		1,301
Dividends receivable		126
Interest receivable		20,209
Distributions receivable from Fidelity Central Funds		58
Prepaid expenses		1
Receivable from investment adviser for expense reductions		14
Other receivables		9
Total assets		1,957,989
Liabilities
Payable for investments purchased	$20,384
Payable for fund shares redeemed	3,722
Distributions payable	561
Accrued management fee	906
Distribution and service plan fees payable	219
Other affiliated payables	280
Other payables and accrued expenses	53
Collateral on securities loaned	6,167
Total liabilities		32,292
Net Assets		$1,925,697
Net Assets consist of:
Paid in capital		$1,878,308
Total accumulated earnings (loss)		47,389
Net Assets		$1,925,697
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($504,521 ÷ 43,734 shares)(a)		$11.54
Maximum offering price per share (100/96.00 of $11.54)		$12.02
Class M:
Net Asset Value and redemption price per share ($262,611 ÷ 22,632 shares)(a)		$11.60
Maximum offering price per share (100/96.00 of $11.60)		$12.08
Class C:
Net Asset Value and offering price per share ($63,463 ÷ 5,512 shares)(a)		$11.51
Class I:
Net Asset Value, offering price and redemption price per share ($819,004 ÷ 75,948 shares)		$10.78
Class Z:
Net Asset Value, offering price and redemption price per share ($276,098 ÷ 25,600 shares)		$10.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends (including $244 earned from other affiliated issuers)		$5,962
Interest		38,759
Income from Fidelity Central Funds (including $2 from security lending)		139
Total income		44,860
Expenses
Management fee	$5,748
Transfer agent fees	1,394
Distribution and service plan fees	1,388
Accounting fees	345
Custodian fees and expenses	12
Independent trustees' fees and expenses	4
Registration fees	69
Audit	40
Legal	186
Miscellaneous	4
Total expenses before reductions	9,190
Expense reductions	(78)
Total expenses after reductions		9,112
Net investment income (loss)		35,748
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,545
Foreign currency transactions	(9)
Total net realized gain (loss)		67,536
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(262,352)
Other affiliated issuers	14
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(262,340)
Net gain (loss)		(194,804)
Net increase (decrease) in net assets resulting from operations		$(159,056)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,748	$60,093
Net realized gain (loss)	67,536	51,905
Change in net unrealized appreciation (depreciation)	(262,340)	225,914
Net increase (decrease) in net assets resulting from operations	(159,056)	337,912
Distributions to shareholders	(81,989)	(59,129)
Share transactions - net increase (decrease)	(37,016)	460,911
Total increase (decrease) in net assets	(278,061)	739,694
Net Assets
Beginning of period	2,203,758	1,464,064
End of period	$1,925,697	$2,203,758

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor High Income Advantage Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$10.95	$11.12	$10.93	$11.41	$10.57
Income from Investment Operations
Net investment income (loss)A,B	.201	.382	.422	.517	.606	.525
Net realized and unrealized gain (loss)	(1.133)	1.989	(.169)	.260	(.543)	.796
Total from investment operations	(.932)	2.371	.253	.777	.063	1.321
Distributions from net investment income	(.209)	(.381)	(.417)	(.587)	(.543)	(.482)
Distributions from net realized gain	(.259)	–	(.006)	–	–	–
Total distributions	(.468)	(.381)	(.423)	(.587)	(.543)	(.482)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.001
Net asset value, end of period	$11.54	$12.94	$10.95	$11.12	$10.93	$11.41
Total ReturnD,E,F	(7.41)%	21.85%	2.41%	7.41%	.50%	12.75%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.02%I	.99%	1.00%	1.01%	.99%	1.02%
Expenses net of fee waivers, if any	1.01%I	.99%	1.00%	1.00%	.99%	1.01%
Expenses net of all reductions	1.01%I	.99%	1.00%	1.00%	.99%	1.01%
Net investment income (loss)	3.29%I	3.07%	3.91%	4.70%	5.35%	4.75%
Supplemental Data
Net assets, end of period (in millions)	$505	$566	$462	$515	$467	$507
Portfolio turnover rateJ	29%I	27%	48%	53%	45%	49%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.01	$11.01	$11.18	$10.99	$11.47	$10.63
Income from Investment Operations
Net investment income (loss)A,B	.202	.385	.425	.521	.611	.529
Net realized and unrealized gain (loss)	(1.143)	1.998	(.169)	.259	(.545)	.795
Total from investment operations	(.941)	2.383	.256	.780	.066	1.324
Distributions from net investment income	(.210)	(.383)	(.420)	(.590)	(.546)	(.485)
Distributions from net realized gain	(.259)	–	(.006)	–	–	–
Total distributions	(.469)	(.383)	(.426)	(.590)	(.546)	(.485)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.001
Net asset value, end of period	$11.60	$13.01	$11.01	$11.18	$10.99	$11.47
Total ReturnD,E,F	(7.44)%	21.84%	2.43%	7.39%	.53%	12.71%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.01%I	.99%	1.00%	1.00%	.98%	1.01%
Expenses net of fee waivers, if any	1.01%I	.99%	1.00%	1.00%	.98%	1.01%
Expenses net of all reductions	1.01%I	.99%	1.00%	1.00%	.98%	1.01%
Net investment income (loss)	3.30%I	3.08%	3.91%	4.71%	5.36%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$263	$300	$266	$329	$337	$382
Portfolio turnover rateJ	29%I	27%	48%	53%	45%	49%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.92	$10.93	$11.10	$10.91	$11.39	$10.55
Income from Investment Operations
Net investment income (loss)A,B	.153	.286	.339	.434	.520	.440
Net realized and unrealized gain (loss)	(1.142)	1.988	(.169)	.258	(.543)	.796
Total from investment operations	(.989)	2.274	.170	.692	(.023)	1.236
Distributions from net investment income	(.162)	(.284)	(.334)	(.502)	(.457)	(.397)
Distributions from net realized gain	(.259)	–	(.006)	–	–	–
Total distributions	(.421)	(.284)	(.340)	(.502)	(.457)	(.397)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.001
Net asset value, end of period	$11.51	$12.92	$10.93	$11.10	$10.91	$11.39
Total ReturnD,E,F	(7.86)%	20.95%	1.63%	6.60%	(.26)%	11.92%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.79%I	1.76%	1.77%	1.77%	1.75%	1.78%
Expenses net of fee waivers, if any	1.79%I	1.76%	1.77%	1.77%	1.75%	1.77%
Expenses net of all reductions	1.79%I	1.76%	1.77%	1.76%	1.75%	1.77%
Net investment income (loss)	2.52%I	2.30%	3.14%	3.94%	4.59%	3.99%
Supplemental Data
Net assets, end of period (in millions)	$63	$71	$68	$89	$130	$156
Portfolio turnover rateJ	29%I	27%	48%	53%	45%	49%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$10.26	$10.42	$10.25	$10.70	$9.91
Income from Investment Operations
Net investment income (loss)A,B	.203	.388	.422	.512	.590	.517
Net realized and unrealized gain (loss)	(1.071)	1.860	(.157)	.241	(.499)	.750
Total from investment operations	(.868)	2.248	.265	.753	.091	1.267
Distributions from net investment income	(.213)	(.388)	(.419)	(.583)	(.541)	(.478)
Distributions from net realized gain	(.259)	–	(.006)	–	–	–
Total distributions	(.472)	(.388)	(.425)	(.583)	(.541)	(.478)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.001
Net asset value, end of period	$10.78	$12.12	$10.26	$10.42	$10.25	$10.70
Total ReturnD,E	(7.38)%	22.13%	2.69%	7.67%	.80%	13.06%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.76%H	.74%	.75%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.75%H	.74%	.75%	.76%	.75%	.77%
Expenses net of all reductions	.75%H	.74%	.74%	.76%	.75%	.77%
Net investment income (loss)	3.56%H	3.32%	4.17%	4.95%	5.57%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$819	$903	$510	$612	$883	$811
Portfolio turnover rateI	29%H	27%	48%	53%	45%	49%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$10.26	$10.42	$10.25	$10.69
Income from Investment Operations
Net investment income (loss)B,C	.209	.399	.430	.516	.034
Net realized and unrealized gain (loss)	(1.062)	1.860	(.156)	.248	(.438)
Total from investment operations	(.853)	2.259	.274	.764	(.404)
Distributions from net investment income	(.218)	(.399)	(.428)	(.594)	(.036)
Distributions from net realized gain	(.259)	–	(.006)	–	–
Total distributions	(.477)	(.399)	(.434)	(.594)	(.036)
Net asset value, end of period	$10.79	$12.12	$10.26	$10.42	$10.25
Total ReturnD,E	(7.26)%	22.25%	2.79%	7.79%	(3.78)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.67%H	.64%	.65%	.65%	.63%H
Expenses net of fee waivers, if any	.66%H	.64%	.65%	.65%	.63%H
Expenses net of all reductions	.66%H	.64%	.65%	.65%	.63%H
Net investment income (loss)	3.65%H	3.42%	4.26%	5.06%	5.46%H
Supplemental Data
Net assets, end of period (in millions)	$276	$363	$159	$137	$18
Portfolio turnover rateI	29%H	27%	48%	53%	45%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Investment in Fidelity Direct Lending Fund, LP.

The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its shares until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.

Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 8, 2021. The annual expense ratio for Fidelity Direct Lending Fund, LP is estimated to be a maximum of .20%.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$18,181	Market approach	Parity price	$0.32 - $25.60 / 19.27	Increase
			Liquidation preference	$1.00	Increase
		Recovery value	Recovery value	$0.00 - $10.12 / $10.12	Increase
			Discount rate	11.7%	Decrease
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.6 – 7.8 / 3.2	Increase
			Enterprise value/Sales multiple (EV/S)	0.4	Increase
			Book value multiple	1.0	Increase
			Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Discount rate	10.0% - 30.0% / 10.5%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Comparable sales - land ($/Acre)	$5,500.0 - $6,000.00 / $5,747.42	Increase
			Daily production multiple ($/Million cubic feet per day)	$2,500.00	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$17,500.00	Increase
		Book value	Book value	1.0	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	8.9%	Decrease
			Discount for lack of marketability	10.0	Decrease
			Growth rate	1.5%	Increase
Corporate Bonds	$11,197	Indicative market	Evaluated bid	$0.13 - $5.88 / $5.68	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.6	Increase
			Book value multiple	1.0	Increase
			Discount rate	10.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Comparable sales - land ($/Acre)	$5,500.00	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$17,500.00	Increase
		Book value	Book value multiple	1.0	Increase
Bank Loan Obligations	$1,951	Market approach	Parity price	$100.00	Increase
		Recovery value	Recovery value	$0.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor High Income Advantage Fund	$11

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$120,721
Gross unrealized depreciation	(144,514)
Net unrealized appreciation (depreciation)	$(23,793)
Tax cost	$1,957,452

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Advisor High Income Advantage Fund	Fidelity Direct Lending Fund, LP	$38,623

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor High Income Advantage Fund	270,261	341,589

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$685	$26
Class M	-%	.25%	357	5
Class C	.75%	.25%	346	78
			$1,388	$109

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22
Class M	3
Class C(a)	2
$27

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$404.15
Class M	203.14
Class C	58.17
Class I	652.15
Class Z	77.05
	$1,394

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor High Income Advantage Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor High Income Advantage Fund	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor High Income Advantage Fund	2,859	3,694	1,353

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor High Income Advantage Fund	$2

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor High Income Advantage Fund	$–(a)	$–	$–

 (a) Amount represents less than five hundred dollars.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$–
Class M	1.00%	–
Class C	1.75%	1
Class I	.75%	53
Class Z	.66%	7
		$61

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor High Income Advantage Fund
Distributions to shareholders
Class A	$20,823	$16,253
Class M	10,810	9,081
Class C	2,361	1,624
Class I	35,934	23,558
Class Z	12,061	8,613
Total	$81,989	$59,129

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor High Income Advantage Fund
Class A
Shares sold	4,234	9,047	$52,608	$113,404
Reinvestment of distributions	1,544	1,182	19,126	14,690
Shares redeemed	(5,773)	(8,683)	(70,867)	(108,310)
Net increase (decrease)	5	1,546	$867	$19,784
Class M
Shares sold	954	2,409	$11,887	$30,135
Reinvestment of distributions	821	674	10,233	8,416
Shares redeemed	(2,185)	(4,160)	(26,965)	(52,087)
Net increase (decrease)	(410)	(1,077)	$(4,845)	$(13,536)
Class C
Shares sold	702	1,686	$8,674	$21,065
Reinvestment of distributions	183	126	2,271	1,555
Shares redeemed	(874)	(2,494)	(10,645)	(30,859)
Net increase (decrease)	11	(682)	$300	$(8,239)
Class I
Shares sold	18,664	42,445	$215,656	$497,379
Reinvestment of distributions	2,815	1,796	32,591	20,993
Shares redeemed	(20,095)	(19,424)	(229,661)	(226,550)
Net increase (decrease)	1,384	24,817	$18,586	$291,822
Class Z
Shares sold	7,212	18,171	$83,436	$213,351
Reinvestment of distributions	793	581	9,173	6,821
Shares redeemed	(12,403)	(4,226)	(144,533)	(49,091)
Net increase (decrease)	(4,398)	14,526	$(51,924)	$171,081

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Advisor High Income Advantage Fund
Class A	1.01%
Actual		$1,000.00	$925.90	$4.82
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Class M	1.01%
Actual		$1,000.00	$925.60	$4.82
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Class C	1.79%
Actual		$1,000.00	$921.40	$8.53
Hypothetical-C		$1,000.00	$1,015.92	$8.95
Class I	.75%
Actual		$1,000.00	$926.20	$3.58
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class Z	.66%
Actual		$1,000.00	$927.40	$3.15
Hypothetical-C		$1,000.00	$1,021.52	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HY-SANN-0622
1.703458.124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 21, 2022